N-6	Apr. 22, 2026 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	PARAGON SEPARATE ACCOUNT B
Entity Central Index Key	0000897956
Entity Investment Company Type	N-6
Document Period End Date	Apr. 22, 2026
Amendment Flag	false
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D)
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	—
Transaction Charges
You may be subject to transaction charges if you surrender your
Certificate or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your
Accelerated Benefits Rider.
Charges and Deductions — Transaction Charges
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the
Certificate is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction
covering the cost of insurance under the Certificate, a monthly administrative charge and charges for optional benefits added by rider. Such fees and expenses are set based on characteristics of the
Insured (e.g., the age and rate class of the covered person) as well as the Group Contract characteristics. Please refer to the
specifications page of your Certificate for applicable rates.

You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:
				Charges and Deductions — Monthly Deduction Charges and Deductions — Mortality and Expense Risk Charge Charges and Deductions — Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.27%	0.72%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	—

Transaction Charges [Text Block]
Transaction Charges
You may be subject to transaction charges if you surrender your
Certificate or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your
Accelerated Benefits Rider.
Charges and Deductions — Transaction Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the
Certificate is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction
covering the cost of insurance under the Certificate, a monthly administrative charge and charges for optional benefits added by rider. Such fees and expenses are set based on characteristics of the
Insured (e.g., the age and rate class of the covered person) as well as the Group Contract characteristics. Please refer to the
specifications page of your Certificate for applicable rates.

You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:
				Charges and Deductions — Monthly Deduction Charges and Deductions — Mortality and Expense Risk Charge Charges and Deductions — Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.27%	0.72%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.72%
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Certificate, including loss of principal.	Principal Risks
Not a Short-Term Investment
The Certificates are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Principal Risks
Risks Associated with Investment Options
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the
performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account investment option)
has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Investments in the Certificate are subject to the risks related to
Metropolitan Life, including any obligations (including under any
Fixed Account investment option), guarantees, and benefits of the
Certificate, including any death benefit, that are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks
Contract Lapse
Your Certificate may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Certificate is insufficient to cover the monthly deduction. Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. If the Certificate lapses, no death benefit will be paid. A Certificate may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Principal Risks

Investment Restrictions [Text Block]	Owners may transfer Cash Value between and among the Divisions and the Fixed Account. At the present time, no charge is assessed against the Cash Value of a Certificate when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the Fixed Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Certificate Year. The maximum amount that can be withdrawn in any Certificate Year (through partial withdrawals or transfers) from the Fixed Account is 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four Certificate Years). We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.Metropolitan Life reserves the right to remove or substitute Portfolios as investment options that are available under the Certificate.
Optional Benefit Restrictions [Text Block]	Benefit availability is subject to your Employer making the benefit available. Depending upon your Employer’s requirements, certain Certificate benefits may only be able to be added to in force Certificates during the Employer’s annual enrollment. With respect to the dependent life benefit coverage (Spouse coverage or child coverage), depending upon your Employer’s elected benefit, you may also need to be on active status. You should check with your Employer regarding the availability of benefits and whether you need to be on active status to elect the dependent life benefit coverage (Spouse coverage or child coverage).
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Certificate.Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation relating to your ownership of a Certificate. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Certificate. You should only exchange your Certificate if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Certificate.
Item 4. Fee Table [Text Block]	FEE TABLESThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. We may charge fees and use rates that are lower than the maximum guaranteed charges reflected in the tables. The Employer chooses which charges, Group A, Group B or Group C, will apply to the Certificates issued to the Employees of the Employer. Please refer to your Certificate specification page for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Cash Value between investment options.Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Premium Tax Charge	Upon Receipt of Premium Payment	Group A	Group B	Group C
		2.25%	2.25%	No explicit charge(1)
Partial Withdrawal Charge	Upon each partial withdrawal from the Certificate	$25(2)
Transfer Charge	Upon transfer in excess of 12 in a Certificate Year	$25 per transfer(3)
Accelerated Benefits Rider Administrative Charge	At the time an accelerated death benefit is paid	$150(3)
(1)For Certificates issued under a Group C charge structure, the premium tax charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.(2)The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.(3)We do not currently impose this charge.The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate not including Portfolio fees and expenses.Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance Charge(1)
●Minimum and Maximum Charge	Monthly	$0.26 to $112.63 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.81 per $1,000 net amount at risk
Administrative Charge(3)	Monthly	Group A	Group B	Group C
		$6.50	No explicit charge(4)	No explicit charge(4)
Mortality and Expense Risk Charge(5)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread (6)	Annually	2.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(7), (8)
●Minimum and Maximum Charge	Monthly	$0.10 to $0.31 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.00 per $1,000 of net amount at risk
Dependent Life Benefit Rider – Child	Monthly	$0.41 per $1,000 of coverage
Spouse's Life Insurance Benefit(7),(9)
●Minimum and Maximum Charge	Monthly	$0.26 to $112.63 per $1,000 of net amount at risk
●Charge for a Representative Insured (10)		$0.81 per $1,000 of net amount at risk
Accidental Death and Dismemberment Insurance Rider(7)
●Minimum and Maximum Charge	Monthly	$0.26 to $112.63 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.81 per $1,000 of net amount at risk
(1)Cost of insurance charges vary based on the Insured’s Attained Age and rate class. The cost of insurance charge will also vary depending on which charge structure the Employer has chosen for the Certificates. The cost of insurance charge is greater for participants in a Plan that uses a Group B or Group C charge structure than those in a Plan that uses a Group A charge structure. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Certificate will indicate the charge structure applicable to your Certificate. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.(2)A representative Insured is a person with an attained age of 43, actively at work.(3)The maximum administrative charge we can apply to any Certificate can vary but will not exceed the amounts in the table. Please refer to the specifications pages of your Certificate for the administrative charge that applies to your Certificate.(4)For Certificates issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.(5)The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.(6)While the amount we charge you is guaranteed not to exceed 8% annually and the amount we credit is guaranteed not to be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. We also guarantee that the Loan Interest Spread will not be greater than 2%.(7)Charges for this rider vary based on the Insured’s individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Certificate will indicate the charges applicable to your Certificate. More detailed information concerning your charges is available on request from our Administrative Office.(8)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.(9)The Spouse’s life insurance benefit can be provided by rider or by a separate Certificate, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Certificate. For a Spouse rider, the minimum and maximum charge is $0.30 to $83.33 per $1,000 of coverage and the charge for a representative insured is $0.76 per $1,000 of coverage.(10)For Spouse's Life Insurance Benefit, a representative Insured is an Employee’s Spouse that has an attained age of 43.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Certificate. A complete list of the Portfolios available under the Certificate, including their annual expenses, may be found in Appendix A at the back of this document.Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	0.72%

Transaction Expenses [Table Text Block]	Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Premium Tax Charge	Upon Receipt of Premium Payment	Group A	Group B	Group C
		2.25%	2.25%	No explicit charge(1)
Partial Withdrawal Charge	Upon each partial withdrawal from the Certificate	$25(2)
Transfer Charge	Upon transfer in excess of 12 in a Certificate Year	$25 per transfer(3)
Accelerated Benefits Rider Administrative Charge	At the time an accelerated death benefit is paid	$150(3)
(1)For Certificates issued under a Group C charge structure, the premium tax charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.(2)The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.(3)We do not currently impose this charge.
Premium Taxes, Description [Text Block]	Premium Tax Charge
Premium Taxes, When Deducted [Text Block]	Upon Receipt of Premium Payment
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	Upon each partial withdrawal from the Certificate
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Footnotes [Text Block]	(2)The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	Upon transfer in excess of 12 in a Certificate Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	(3)We do not currently impose this charge.
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance Charge(1)
●Minimum and Maximum Charge	Monthly	$0.26 to $112.63 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.81 per $1,000 net amount at risk
Administrative Charge(3)	Monthly	Group A	Group B	Group C
		$6.50	No explicit charge(4)	No explicit charge(4)
Mortality and Expense Risk Charge(5)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread (6)	Annually	2.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(7), (8)
●Minimum and Maximum Charge	Monthly	$0.10 to $0.31 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.00 per $1,000 of net amount at risk
Dependent Life Benefit Rider – Child	Monthly	$0.41 per $1,000 of coverage
Spouse's Life Insurance Benefit(7),(9)
●Minimum and Maximum Charge	Monthly	$0.26 to $112.63 per $1,000 of net amount at risk
●Charge for a Representative Insured (10)		$0.81 per $1,000 of net amount at risk
Accidental Death and Dismemberment Insurance Rider(7)
●Minimum and Maximum Charge	Monthly	$0.26 to $112.63 per $1,000 of net amount at risk
●Charge for a Representative Insured (2)		$0.81 per $1,000 of net amount at risk
(1)Cost of insurance charges vary based on the Insured’s Attained Age and rate class. The cost of insurance charge will also vary depending on which charge structure the Employer has chosen for the Certificates. The cost of insurance charge is greater for participants in a Plan that uses a Group B or Group C charge structure than those in a Plan that uses a Group A charge structure. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Certificate will indicate the charge structure applicable to your Certificate. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.(2)A representative Insured is a person with an attained age of 43, actively at work.(3)The maximum administrative charge we can apply to any Certificate can vary but will not exceed the amounts in the table. Please refer to the specifications pages of your Certificate for the administrative charge that applies to your Certificate.(4)For Certificates issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.(5)The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.(6)While the amount we charge you is guaranteed not to exceed 8% annually and the amount we credit is guaranteed not to be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. We also guarantee that the Loan Interest Spread will not be greater than 2%.(7)Charges for this rider vary based on the Insured’s individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Certificate will indicate the charges applicable to your Certificate. More detailed information concerning your charges is available on request from our Administrative Office.(8)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.(9)The Spouse’s life insurance benefit can be provided by rider or by a separate Certificate, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Certificate. For a Spouse rider, the minimum and maximum charge is $0.30 to $83.33 per $1,000 of coverage and the charge for a representative insured is $0.76 per $1,000 of coverage.(10)For Spouse's Life Insurance Benefit, a representative Insured is an Employee’s Spouse that has an attained age of 43.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Insured$0.81 per $1,000 net amount at risk
Insurance Cost (of Face Amount), Maximum [Percent]	112.63%
Insurance Cost (of Face Amount), Minimum [Percent]	0.26%
Insurance Cost, Footnotes [Text Block]	Cost of insurance charges vary based on the Insured’s Attained Age and rate class. The cost of insurance charge will also vary depending on which charge structure the Employer has chosen for the Certificates. The cost of insurance charge is greater for participants in a Plan that uses a Group B or Group C charge structure than those in a Plan that uses a Group A charge structure. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Certificate will indicate the charge structure applicable to your Certificate. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.A representative Insured is a person with an attained age of 43, actively at work.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Footnotes [Text Block]	The maximum administrative charge we can apply to any Certificate can vary but will not exceed the amounts in the table. Please refer to the specifications pages of your Certificate for the administrative charge that applies to your Certificate.
Optional Benefit Expense, Footnotes [Text Block]	Charges for this rider vary based on the Insured’s individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Certificate will indicate the charges applicable to your Certificate. More detailed information concerning your charges is available on request from our Administrative Office.The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.For Spouse's Life Insurance Benefit, a representative Insured is an Employee’s Spouse that has an attained age of 43.
Other Annual Expense, Description [Text Block]	Loan Interest Spread (6)
Other Annual Expense, When Deducted [Text Block]	Annually
Other Annual Expense (of Face Amount), Maximum [Percent]	2.00%
Other Annual Expense, Footnotes [Text Block]	While the amount we charge you is guaranteed not to exceed 8% annually and the amount we credit is guaranteed not to be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. We also guarantee that the Loan Interest Spread will not be greater than 2%.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	0.72%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of average net assets)(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	0.72%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKSInvestment RiskIf you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including the Fixed Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio's prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Certificate fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Certificate could lapse without value, unless you pay additional premium. If you allocate premiums to the Fixed Account, then we credit your Cash Value in the Fixed Account with a declared rate of interest. You assume the risk that the interest rate on the Fixed Account may decrease, although it will never be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. Risk of an Increase in Current Fees and ExpensesCertain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Certificate in force. Certificate LapseIf your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Certificate may enter a 62-day grace period. We will notify you that the Certificate will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Certificate also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Certificate will be in default and you must pay a specified amount of new premium to prevent your Certificate from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Certificate within three years after the date of lapse and before the Maturity Date. In certain situations your Certificate may also terminate if your Employer ends its participation in the Group Policy.Limitations on Access to Cash ValueWe limit partial withdrawals of Cash Value from the Certificates to amounts not less than $200 and we reserve the right to limit withdrawals you request from the Fixed Account, to not more than the 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four years).Limitations on TransfersWe do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Certificate Year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio's prospectus for more details. The minimum amount you must transfer is $200 or, if less, the Certificate's Cash Value in a Division or in the Fixed Account. We are not currently enforcing this restriction for transfers from the Fixed Account but reserve the right to do so in the future. We reserve the right to limit transfers from the Fixed Account in any Certificate Year to 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four Certificate Years).Tax TreatmentTo qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Certificate must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Certificate should satisfy the applicable requirements. If it is subsequently determined that a Certificate does not satisfy the applicable requirements, we may take appropriate steps to bring the Certificate into compliance with such requirements and we reserve the right to restrict Certificate transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Certificate to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Certificate was issued. Depending on the total amount of premiums you pay, the Certificate may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Certificate is treated as a MEC, then surrenders, partial withdrawals, and loans under the Certificate will be taxable as ordinary income to the extent there are earnings in the Certificate. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2.Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Certificate-related tax matters. Surrender and Partial Withdrawals (Short-Term Investment Risk)We designed the Certificate to meet long-term financial goals. To best realize the benefits available through the Certificate, including the benefit of tax deferred build-up of Cash Value, you should purchase the Certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Certificate if you intend to surrender all or part of the Certificate in the near future. The Certificate is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Certificate will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Certificate. Partial withdrawals may have tax consequences and may increase the risk that your Certificate will lapse. LoansA Certificate Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Certificate Loan from the Divisions of the Separate Account and/or the Fixed Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Certificate, by the amount of any Indebtedness. Your Certificate may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Certificate Loan may have tax consequences. If you surrender the Certificate or allow the Certificate to lapse or if the Certificate terminates while a Certificate Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. Pandemics and Other Public Health Issues, and Other EventsPandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.CybersecurityOur business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Certificate transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate the Cash Value in each Division; cause the release and possible loss or destruction of confidential Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.Terrorism and Security RiskThe continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.Insurance Company RisksCertificates are subject to the risks related to Metropolitan Life. Any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Certificate are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting www.metlife.com/about-us/corporate-profile/ratings.Technology RiskOur business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	CERTIFICATE BENEFITSStandard Death BenefitAs long as the Certificate remains in force, we will pay the death benefit proceeds to the Beneficiary once we receive at our Administrative Office (i) satisfactory proof of the Insured’s death, (ii) instructions on how to pay the proceeds, and (iii) any other documents, forms and information we need. We may require you to return the Certificate. Death benefit proceeds equal: ●the death benefit (described below); plus ●any additional insurance provided by rider; minus ●any unpaid monthly deductions; minus ●any outstanding Indebtedness. An increase in Face Amount will increase the death benefit, and a decrease in Face Amount will decrease the death benefit. We may further adjust the amount of the death proceeds under certain circumstances. If you have a rider permitting the accelerated payment of death benefit proceeds, the death benefit may be paid in a single sum before the death of the Insured, and would be less than otherwise would be paid upon the death of the Insured. Payment of the Death BenefitDeath benefit proceeds under the Certificate ordinarily will be paid within seven days after we receive proof of the Insured’s death and all other documentation required at our Administrative Office. Payment may, however, be postponed in certain circumstances. (See “General Matters Relating to the Certificate — Postponement of Payments.”) The death benefit will be reduced by any outstanding Indebtedness and any due and unpaid Monthly Deduction accruing during a grace period. We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds. We will pay interest on the proceeds as required by the applicable state law. Unless otherwise requested and subject to state law, the Certificate’s death proceeds will generally be paid to the Beneficiary through a settlement option called the Total Control Account (if the death proceeds meet the required minimum). The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Certificate surrender proceeds paid into a Total Control Account established for you. Assets backing the Total Control Accounts are maintained in our General Account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency. Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of two to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Certificate’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, including complete names and complete contact information, if and as it changes. You should contact our Administrative Office in order to make a change to your Beneficiary designation. Standard Death Benefit OptionsThe Certificate provides two death benefit options: a “Level Type” death benefit (“Option A”) and an “Increasing Type” death benefit (“Option B”). Under certain Plans, however, Option B may be the only death benefit option presented. We calculate the amount available under each death benefit option as of the date of the Insured’s death. Under Option A, the death benefit is: ●the current Face Amount of the Certificate or, if greater, ●the applicable percentage of Cash Value on the date of death. The applicable percentage is 250% for an Insured Attained Age 40 or below on the Certificate Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Certificate Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95. Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Certificate or, if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A. The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount). Changing Death Benefit OptionsAfter the first Certificate Anniversary, you may change the death benefit option. A request for a change must be made to our Administrative Office in writing. The effective date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase.Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the effective date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $10,000.If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the effective date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Certificate being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face AmountYou select the Face Amount when applying for the Certificate. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Certificate (without changing the death benefit option) after the first Certificate Anniversary. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Certificate. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. If you are paying premiums under a Payroll Deduction Plan, however, you may increase the Face Amount and under certain conditions may do so without providing evidence of insurability. These conditions vary from Plan to Plan and may include a change in family status due to marriage, divorce or the addition of a child (subject to maximum increase amounts), or an increase in your salary provided you have not previously declined any such increase in your Face Amount. The conditions and requirements that apply to your Plan are set forth in the Certificate. If evidence of insurability is not required, the increase will generally become effective on the Monthly Anniversary on or following the date of the request. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, $10,000. If, following a decrease in Face Amount, the Certificate would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”) Mandatory Face Amount Decreases Provision. Your Certificate may contain a provision that would reduce the Face Amount as the Insured attains various ages. The ages at which a reduction will be triggered and the amount of the reduction may vary from Plan to Plan but will apply consistently to all Certificates issued under the Plan. Please refer to your Certificate to determine if it contains this provision and if so, what ages and percentages apply. An example of how the provision will work is as follows: a Certificate may provide that on or after age 65, the Face Amount will be reduced to 65% of the Face Amount in effect on the day before the Insured’s 65th birthday (the “pre-65 Face Amount”). At age 70, the Face Amount will be 45% of the pre-65 Face Amount, at age 75, the Face Amount will be 30% of the pre-65 Face Amount and at age 80 or older, the Face Amount will be 20% of the pre-65 Face Amount. A decrease in the Face Amount will result in a decrease in Death Benefit. If, following a decrease in Face Amount, the Certificate would not comply with the maximum premium limitations required by federal law, we will (at your election) either limit the decrease or return Cash Value to the Owner to the extent necessary to meet those requirements.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	After the first Certificate Anniversary, you may change the death benefit option. A request for a change must be made to our Administrative Office in writing. The effective date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase.Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the effective date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $10,000.If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the effective date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Certificate being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face AmountYou select the Face Amount when applying for the Certificate. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Certificate (without changing the death benefit option) after the first Certificate Anniversary. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Certificate. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. If you are paying premiums under a Payroll Deduction Plan, however, you may increase the Face Amount and under certain conditions may do so without providing evidence of insurability. These conditions vary from Plan to Plan and may include a change in family status due to marriage, divorce or the addition of a child (subject to maximum increase amounts), or an increase in your salary provided you have not previously declined any such increase in your Face Amount. The conditions and requirements that apply to your Plan are set forth in the Certificate. If evidence of insurability is not required, the increase will generally become effective on the Monthly Anniversary on or following the date of the request. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, $10,000. If, following a decrease in Face Amount, the Certificate would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”) Mandatory Face Amount Decreases Provision. Your Certificate may contain a provision that would reduce the Face Amount as the Insured attains various ages. The ages at which a reduction will be triggered and the amount of the reduction may vary from Plan to Plan but will apply consistently to all Certificates issued under the Plan. Please refer to your Certificate to determine if it contains this provision and if so, what ages and percentages apply. An example of how the provision will work is as follows: a Certificate may provide that on or after age 65, the Face Amount will be reduced to 65% of the Face Amount in effect on the day before the Insured’s 65th birthday (the “pre-65 Face Amount”). At age 70, the Face Amount will be 45% of the pre-65 Face Amount, at age 75, the Face Amount will be 30% of the pre-65 Face Amount and at age 80 or older, the Face Amount will be 20% of the pre-65 Face Amount. A decrease in the Face Amount will result in a decrease in Death Benefit. If, following a decrease in Face Amount, the Certificate would not comply with the maximum premium limitations required by federal law, we will (at your election) either limit the decrease or return Cash Value to the Owner to the extent necessary to meet those requirements.
Charges and Contract Values, Note (N-6) [Text Block]	Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A. The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount).
Item 11. Other Benefits Available (N-6) [Text Block]	ADDITIONAL BENEFITS AND RIDERS In addition to the standard death benefit associated with your Certificate, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. We currently offer the following riders under the Certificate, subject to state availability:
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly certificate expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

The Insured must have
become disabled before age
60.

Dependent Life Benefit Rider — Child	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Coverage applied for after
Certificate issue may be
subject to underwriting.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Spouse's Life Insurance Benefit	This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Coverage applied for after
Certificate issue may be
subject to underwriting.

Accelerated Benefits Rider
Under this rider, you may
receive an accelerated
payment of a portion of your
death benefit if the Insured is
terminally ill and expected to
die within less than 12
months (subject to state
variations).
Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

Accidental Death and Dismemberment Benefit
This rider provides for the
payment of an insurance
benefit if the Insured sustains
an accidental injury that is
the direct and sole cause of
the Insured’s death or the
Insured’s loss of a body part
or bodily function.
Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Paid-Up Certificate Benefit	Terminates the death benefit (and any riders in effect) and uses all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit.	Standard
The paid-up benefit must not
be more than can be
purchased using the
Certificate’s Cash Surrender
Value, more than the death
benefit under the Certificate
at the time you choose to use
this provision, or less than
$10,000.

Once you have elected a
paid-up benefit, you may no
longer allocate Cash Value to
the Separate Account or the
Fixed Account.

Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service rider is made available through a MetLife affiliate.
Estate Resolution Services Rider	This benefit provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The probate services are made available through a MetLife affiliate.
Digital Estate Planning Rider	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Bereavement Services Rider	This benefit provides certain bereavement services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Grief Counseling Services Rider	This benefit provides certain grief counseling services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Funeral Services Rider	This benefit provides certain funeral services to you, your Spouse and children.	Standard	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Dollar Cost Averaging Automatic Investment Strategy	Allows you to automatically transfer a predetermined amount of money from the Division that invests in an ultra short-term fund to a number of available Divisions.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Additional Insurance BenefitsWaiver of Monthly Deductions Rider. This rider provides for the waiver of monthly deductions while the Insured is totally disabled, as defined in the rider. The Insured must provide proof that they are unable to perform any other job for which the Insured is fit by education, training or experience. The Insured must have become disabled before age 60. The charge under this rider is assessed by increasing the applicable cost of insurance rates.This waiver applies to both the GVUL insurance coverage and any associated rider coverages but does not include any optional investment premium or separate Spouse GVUL certificate.For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, we will waive $100 per month so your life insurance coverage remains in force. Dependent Life Benefit Rider - Child. This rider provides for term insurance on the Insured's children, as defined in the rider. The death benefit will be payable to the named Beneficiary upon the death of any insured child. Under certain conditions, the rider may be exchanged for an individual life insurance policy. The charge for this rider is assessed per $1,000 of insurance coverage provided.For example, if you elected to purchase this rider on your children, and you have $5,000 of coverage under this rider, and your child dies while the child rider is in force, we will pay $5,000 in death benefit to the Beneficiary upon the death of the child.Spouse's Life Insurance Benefit. The Spouse’s Life Insurance Benefit can be provided by rider or by a separate Certificate, depending upon what is available under your Group. This benefit provides insurance on the Employee’s Spouse, as defined in the Dependent Life Benefit Rider or Spouse Certificate as applicable. The death benefit will be payable to the named Beneficiary upon the death of the Spouse. Under certain conditions, the rider or Certificate may be exchanged for an individual life insurance policy. The charge for this benefit is assessed per $1,000 of insurance coverage provided.For example, if you have $5,000 of coverage under this benefit, and your Spouse dies while Spouse benefit is in force, we will pay $5,000 in death benefit to the Beneficiary upon the death of the Spouse.Accidental Death and Dismemberment Insurance Rider. This rider provides for the payment of an insurance benefit if the Insured sustains an accidental injury that is the direct and sole cause of the Insured’s death or the Insured’s loss of a body part or bodily function. The benefit amount is based on a percentage of the Certificate’s face amount and varies with the type of loss, as specified in the rider. The percentage is 100% for loss of life and generally ranges from 25% to 100% for loss of a body part or bodily function. Additional benefit amounts identified in the rider may be payable if the loss occurs and the Insured has properly used identified safety features, such as air bags and seat belts.For example, if your Employer has included Accidental Death and Dismemberment Insurance in your Group Insurance Plan, and your Accidental Death and Dismemberment Insurance benefit amount is $100,000, if you lose sight in one eye as defined in the Certificate rider, we will pay you $50,000.Accelerated Benefits Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to you if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit. The amount of the death benefit payable under the rider will equal up to 80% of the Face Amount (up to $500,000) under the Certificate on the date we receive satisfactory evidence of terminal illness as described above, less any Indebtedness. In general, rider benefits may be received tax free subject to certain limitations and conditions. You should consult a qualified tax adviser about the consequences of adding this rider to a Certificate or requesting an accelerated death benefit payment under this rider. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $150 from the accelerated death benefit at the time it is paid.For example, if your Plan includes the Accelerated Benefits Rider and you are diagnosed with a terminal illness, you may elect to receive a portion of the death benefit proceeds (less any loans and loan interest) prior to the Insured’s death. At the Insured’s death, payment of the remaining life insurance proceeds will be made to the Beneficiary(ies).Paid-Up Certificate Benefit. You can choose to terminate the death benefit (and any riders in effect) and use all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit. (“Paid-up” means no further premiums are required). The single premium is the amount required to fund a paid-up benefit under the Certificate, that is, one that requires no further premium payments. If you choose to use only a part of the Cash Surrender Value to purchase the paid-up benefit, you will receive in cash any remaining Cash Surrender Value that you did not elect to have used as a paid-up benefit. The paid-up benefit must not be more than can be purchased using the Certificate’s Cash Surrender Value, more than the death benefit under the Certificate at the time you choose to use this provision, or less than $10,000. Once you have elected a paid-up benefit, you may no longer allocate Cash Value to the Separate Account and/or the Fixed Account. There is no fee for electing a paid-up benefit. Because the death benefit under a paid-up benefit Certificate is calculated as the amount that will remain in force without payment of any further cost of insurance charges, it is generally significantly less than the Certificate’s usual death benefit. In addition, if you choose not to use all of the Cash Surrender Value toward the purchase of the paid-up benefit, the death benefit will be further reduced.For example, if you have a Cash Surrender value of $10,000, you may terminate the death benefit and any riders in effect and purchase a paid-up benefit for $10,000 which will be payable upon the Insured's death.If we determine that the tax status of a Certificate as life insurance is adversely affected by the addition of any of these riders, we will cease offering such riders. We deduct any charges associated with these riders as part of the monthly deduction. Please contact us for further details about these riders.Will Preparation Service Rider. This rider provides you with a will preparation service (“Service”) while this rider and the Certificate are in force. This Service is made available to you, at no cost, through a MetLife affiliate (“Affiliate”). This Service provides for a will to be prepared by attorneys designated by the Affiliate for you and your Spouse. If you have a will prepared by an attorney not designated by the Affiliate, you must pay the attorney’s services directly. Upon proof of such payment, you will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount you paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, if you decide that you would like to have a codicil to your will prepared, this Service enables you to work one-on-one with an attorney, in-person, on the phone, or online to prepare the codicil to your will free of charge, subject to state variations.Estate Resolution Services Rider. If you or your Spouse die while this rider and the Certificate are in force, a probate benefit (the “Benefit”) will be made available to the estate of the deceased. The Benefit is available through an Affiliate. The Benefit provides for certain probate services to be made available, free of charge, by attorneys designated by the Affiliate. If probate services are provided by an attorney not designated by the Affiliate, the estate of the deceased must pay for those attorney’s services directly. Upon proof of such payment, the estate of the deceased will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount such estate paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, the executor of your estate may use the Benefit to receive unlimited consultations, either face-to-face with an attorney or by phone to assist in settling your estate.Digital Estate Planning. A Digital Estate Planning Platform is included with Group Variable Universal Life (GVUL) Insurance at no additional cost. MetLife has arranged for this platform to be provided by a MetLife affiliate (the "Affiliate"). This platform will be made available to Employees and their Spouses through legalplans.com/estateplanning and includes facilitation of the selection, completion and execution of common estate planning documents. Beneficiary and Bereavement Services. Beneficiary and Bereavement Services are included with Group Variable Universal Life (GVUL) Insurance for no additional premium. MetLife may arrange for some portion of these services to be provided to Owners and Beneficiaries by a third-party provider. Grief Counseling Services Rider. Employees who become insured under the Group Contract are eligible to receive non-insured grief counseling services at no additional premium. MetLife has arranged for these services to be provided to Employees through a third-party service provider. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider. Funeral Services Discount Disclosure. Employees who become insured under the Group Contract are eligible to receive discounts of up to 10% off the service provider’s standard price for certain funeral services including funeral, cremation and cemetery products and services provided by a third-party national network of funeral and funeral planning providers while such insurance remains in effect. Automatic Investment StrategiesDollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the Division that invests in the BlackRock Ultra-Short Term Bond Portfolio to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Certificate’s Cash Value in the Division that invests in the BlackRock Ultra-Short Term Bond Portfolio must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100.Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels.For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the BlackRock Ultra-Short Term Bond Portfolio Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Certificate Anniversary or after the close of business on the next business day following your Certificate Anniversary should your Certificate Anniversary fall on a non-business day (holiday or weekend).Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.For example, if you allocated 25% to each of four Divisions after the close of business on your Certificate Anniversary, or after the close of business on the next business day following your Certificate Anniversary should your Certificate Anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Certificates Cash Value in each Division.The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Certificate.You may elect either the Dollar Cost Averaging strategy OR the Annual Automatic Portfolio Rebalancing strategy. There is no fee for participating in either strategy. You cannot participate in both strategies at the same time; however, either strategy may be discontinued at any time.
Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly certificate expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

The Insured must have
become disabled before age
60.

Dependent Life Benefit Rider — Child	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Coverage applied for after
Certificate issue may be
subject to underwriting.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Spouse's Life Insurance Benefit	This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Coverage applied for after
Certificate issue may be
subject to underwriting.

Accelerated Benefits Rider
Under this rider, you may
receive an accelerated
payment of a portion of your
death benefit if the Insured is
terminally ill and expected to
die within less than 12
months (subject to state
variations).
Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

Accidental Death and Dismemberment Benefit
This rider provides for the
payment of an insurance
benefit if the Insured sustains
an accidental injury that is
the direct and sole cause of
the Insured’s death or the
Insured’s loss of a body part
or bodily function.
Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Paid-Up Certificate Benefit	Terminates the death benefit (and any riders in effect) and uses all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit.	Standard
The paid-up benefit must not
be more than can be
purchased using the
Certificate’s Cash Surrender
Value, more than the death
benefit under the Certificate
at the time you choose to use
this provision, or less than
$10,000.

Once you have elected a
paid-up benefit, you may no
longer allocate Cash Value to
the Separate Account or the
Fixed Account.

Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service rider is made available through a MetLife affiliate.
Estate Resolution Services Rider	This benefit provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The probate services are made available through a MetLife affiliate.
Digital Estate Planning Rider	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Bereavement Services Rider	This benefit provides certain bereavement services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Grief Counseling Services Rider	This benefit provides certain grief counseling services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Funeral Services Rider	This benefit provides certain funeral services to you, your Spouse and children.	Standard	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Dollar Cost Averaging Automatic Investment Strategy	Allows you to automatically transfer a predetermined amount of money from the Division that invests in an ultra short-term fund to a number of available Divisions.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.

Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CERTIFICATEThe following is a list of the Portfolios currently available under the Certificate. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000250. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.
*The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.The fee and expense information regarding the Portfolios was provided by those Portfolios.
Prospectuses Available [Text Block]	The following is a list of the Portfolios currently available under the Certificate. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000250. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
International Equity	American Funds New World Fund®* - Class 1 Capital Research and Management CompanySM	0.57%	28.60%	5.59%	9.53%
US Fixed Income	American Funds U.S. Government Securities Fund* - Class 1 Capital Research and Management CompanySM	0.25%	8.01%	0.01%	1.95%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	4.15%	3.09%	2.10%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	15.91%	12.30%	13.62%
Target Date	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.44%	13.33%	4.84%	7.38%
Target Date	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.49%	15.52%	6.25%	8.88%
Target Date	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.57%	18.79%	9.01%	10.87%
Target Date	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.60%	19.79%	9.43%	11.08%
Target Date	Freedom 2060 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.60%	19.83%	9.44%	—
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	Limited-Term Bond Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)	0.50%	5.71%	2.17%	2.34%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	7.19%	8.81%	10.43%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	11.11%	6.42%	7.65%
US Equity	MFS® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.57%	9.07%	1.42%	4.03%

Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Investment Risk
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Principal Risk [Text Block]	Investment RiskIf you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including the Fixed Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio's prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Certificate fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Certificate could lapse without value, unless you pay additional premium. If you allocate premiums to the Fixed Account, then we credit your Cash Value in the Fixed Account with a declared rate of interest. You assume the risk that the interest rate on the Fixed Account may decrease, although it will never be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Risk of An Increase In Current Fees and Expenses
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of an Increase in Current Fees and ExpensesCertain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Certificate in force.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Certificate Lapse
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Certificate LapseIf your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Certificate may enter a 62-day grace period. We will notify you that the Certificate will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Certificate also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Certificate will be in default and you must pay a specified amount of new premium to prevent your Certificate from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Certificate within three years after the date of lapse and before the Maturity Date. In certain situations your Certificate may also terminate if your Employer ends its participation in the Group Policy.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Limitations on Access to Cash Value
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on Access to Cash ValueWe limit partial withdrawals of Cash Value from the Certificates to amounts not less than $200 and we reserve the right to limit withdrawals you request from the Fixed Account, to not more than the 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four years).
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Limitations on Transfers
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on TransfersWe do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Certificate Year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio's prospectus for more details. The minimum amount you must transfer is $200 or, if less, the Certificate's Cash Value in a Division or in the Fixed Account. We are not currently enforcing this restriction for transfers from the Fixed Account but reserve the right to do so in the future. We reserve the right to limit transfers from the Fixed Account in any Certificate Year to 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four Certificate Years).
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Tax Treatment
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax TreatmentTo qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Certificate must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Certificate should satisfy the applicable requirements. If it is subsequently determined that a Certificate does not satisfy the applicable requirements, we may take appropriate steps to bring the Certificate into compliance with such requirements and we reserve the right to restrict Certificate transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Certificate to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Certificate was issued. Depending on the total amount of premiums you pay, the Certificate may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Certificate is treated as a MEC, then surrenders, partial withdrawals, and loans under the Certificate will be taxable as ordinary income to the extent there are earnings in the Certificate. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2.Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Certificate-related tax matters.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Surrender and Withdrawal Risks-Short Term Investment Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Surrender and Partial Withdrawals (Short-Term Investment Risk)We designed the Certificate to meet long-term financial goals. To best realize the benefits available through the Certificate, including the benefit of tax deferred build-up of Cash Value, you should purchase the Certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Certificate if you intend to surrender all or part of the Certificate in the near future. The Certificate is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Certificate will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Certificate. Partial withdrawals may have tax consequences and may increase the risk that your Certificate will lapse.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Loans
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	LoansA Certificate Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Certificate Loan from the Divisions of the Separate Account and/or the Fixed Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Certificate, by the amount of any Indebtedness. Your Certificate may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Certificate Loan may have tax consequences. If you surrender the Certificate or allow the Certificate to lapse or if the Certificate terminates while a Certificate Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Pandemics and Other Public Health Issues and Other Events
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Pandemics and Other Public Health Issues, and Other EventsPandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Cybersecurity
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	CybersecurityOur business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Certificate transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate the Cash Value in each Division; cause the release and possible loss or destruction of confidential Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Terrorism and Security Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Terrorism and Security RiskThe continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Technology Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Technology RiskOur business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the Certificate, including loss of principal.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Certificates are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Investments in the Certificate are subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Certificate, including any death benefit, that are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risk [Text Block]	Insurance Company RisksCertificates are subject to the risks related to Metropolitan Life. Any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Certificate are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting www.metlife.com/about-us/corporate-profile/ratings.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Your Certificate may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Certificate is insufficient to cover the monthly deduction. Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. If the Certificate lapses, no death benefit will be paid. A Certificate may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | American Funds New World Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds New World Fund®* - Class 1
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | American Funds US Government Securities Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds U.S. Government Securities Fund* - Class 1
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | BlackRock Capital Appreciation Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	15.80%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | BlackRock Ultra-Short Term Bond Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Brighthouse Wellington Large Cap Research Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	13.62%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Freedom 2020 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Freedom 2030 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Freedom 2040 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Freedom 2050 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Freedom 2060 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Invesco Global Equity Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Limited-Term Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Limited-Term Bond Portfolio* -
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	2.34%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Loomis Sayles Growth Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	14.19%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | MetLife Aggregate Bond Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | MetLife Mid Cap Stock Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | MetLife MSCI EAFE Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | MetLife Russell 2000 Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | MetLife Stock Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | MFS Total Return Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | MFS Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Value Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Waiver of Monthly Deductions Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured$0.00 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.31%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly certificate expense charges, upon proof of disability.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.The Insured must have become disabled before age 60.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Dependent Life Benefit Rider - Child
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Dependent Life Benefit Rider – Child
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.41%
Name of Benefit [Text Block]	Dependent Life Benefit Rider — Child
Purpose of Benefit [Text Block]	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer’s elected rider benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.Coverage applied for after Certificate issue may be subject to underwriting.
Name of Benefit [Text Block]	Dependent Life Benefit Rider — Child
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Spouses Life Insurance Benefit
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Spouse's Life Insurance Benefit
Purpose of Benefit [Text Block]	This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer’s elected benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.Coverage applied for after Certificate issue may be subject to underwriting.
Name of Benefit [Text Block]	Spouse's Life Insurance Benefit
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Accelerated Benefits Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Benefits Rider Administrative Charge
Other Transaction Fee, When Deducted [Text Block]	At the time an accelerated death benefit is paid
Other Transaction Fee, Maximum [Dollars]	$ 150
Name of Benefit [Text Block]	Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.Payment under this rider may affect eligibility for benefits under state or federal law.
Name of Benefit [Text Block]	Accelerated Benefits Rider
Operation of Benefit [Text Block]	Accelerated Benefits Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to you if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit. The amount of the death benefit payable under the rider will equal up to 80% of the Face Amount (up to $500,000) under the Certificate on the date we receive satisfactory evidence of terminal illness as described above, less any Indebtedness. In general, rider benefits may be received tax free subject to certain limitations and conditions. You should consult a qualified tax adviser about the consequences of adding this rider to a Certificate or requesting an accelerated death benefit payment under this rider. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $150 from the accelerated death benefit at the time it is paid.For example, if your Plan includes the Accelerated Benefits Rider and you are diagnosed with a terminal illness, you may elect to receive a portion of the death benefit proceeds (less any loans and loan interest) prior to the Insured’s death. At the Insured’s death, payment of the remaining life insurance proceeds will be made to the Beneficiary(ies).
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Accidental Death Benefit
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accidental Death and Dismemberment Benefit
Purpose of Benefit [Text Block]	This rider provides for the payment of an insurance benefit if the Insured sustains an accidental injury that is the direct and sole cause of the Insured’s death or the Insured’s loss of a body part or bodily function.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.
Name of Benefit [Text Block]	Accidental Death and Dismemberment Benefit
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | PaidUp Certificate Benefit
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Paid-Up Certificate Benefit
Purpose of Benefit [Text Block]	Terminates the death benefit (and any riders in effect) and uses all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The paid-up benefit must not be more than can be purchased using the Certificate’s Cash Surrender Value, more than the death benefit under the Certificate at the time you choose to use this provision, or less than $10,000.Once you have elected a paid-up benefit, you may no longer allocate Cash Value to the Separate Account or the Fixed Account.
Name of Benefit [Text Block]	Paid-Up Certificate Benefit
Operation of Benefit [Text Block]	Paid-Up Certificate Benefit. You can choose to terminate the death benefit (and any riders in effect) and use all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit. (“Paid-up” means no further premiums are required). The single premium is the amount required to fund a paid-up benefit under the Certificate, that is, one that requires no further premium payments. If you choose to use only a part of the Cash Surrender Value to purchase the paid-up benefit, you will receive in cash any remaining Cash Surrender Value that you did not elect to have used as a paid-up benefit. The paid-up benefit must not be more than can be purchased using the Certificate’s Cash Surrender Value, more than the death benefit under the Certificate at the time you choose to use this provision, or less than $10,000. Once you have elected a paid-up benefit, you may no longer allocate Cash Value to the Separate Account and/or the Fixed Account. There is no fee for electing a paid-up benefit. Because the death benefit under a paid-up benefit Certificate is calculated as the amount that will remain in force without payment of any further cost of insurance charges, it is generally significantly less than the Certificate’s usual death benefit. In addition, if you choose not to use all of the Cash Surrender Value toward the purchase of the paid-up benefit, the death benefit will be further reduced.For example, if you have a Cash Surrender value of $10,000, you may terminate the death benefit and any riders in effect and purchase a paid-up benefit for $10,000 which will be payable upon the Insured's death.If we determine that the tax status of a Certificate as life insurance is adversely affected by the addition of any of these riders, we will cease offering such riders. We deduct any charges associated with these riders as part of the monthly deduction. Please contact us for further details about these riders.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Will Preparation Service
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Will Preparation Service Rider
Purpose of Benefit [Text Block]	MetLife makes a will preparation service available to you (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The will preparation service rider is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Will Preparation Service Rider
Operation of Benefit [Text Block]	Will Preparation Service Rider. This rider provides you with a will preparation service (“Service”) while this rider and the Certificate are in force. This Service is made available to you, at no cost, through a MetLife affiliate (“Affiliate”). This Service provides for a will to be prepared by attorneys designated by the Affiliate for you and your Spouse. If you have a will prepared by an attorney not designated by the Affiliate, you must pay the attorney’s services directly. Upon proof of such payment, you will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount you paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, if you decide that you would like to have a codicil to your will prepared, this Service enables you to work one-on-one with an attorney, in-person, on the phone, or online to prepare the codicil to your will free of charge, subject to state variations.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Estate Resolution Services
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Estate Resolution Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain probate services in the event you or your Spouse dies (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The probate services are made available through a MetLife affiliate.
Name of Benefit [Text Block]	Estate Resolution Services Rider
Operation of Benefit [Text Block]	Estate Resolution Services Rider. If you or your Spouse die while this rider and the Certificate are in force, a probate benefit (the “Benefit”) will be made available to the estate of the deceased. The Benefit is available through an Affiliate. The Benefit provides for certain probate services to be made available, free of charge, by attorneys designated by the Affiliate. If probate services are provided by an attorney not designated by the Affiliate, the estate of the deceased must pay for those attorney’s services directly. Upon proof of such payment, the estate of the deceased will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount such estate paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, the executor of your estate may use the Benefit to receive unlimited consultations, either face-to-face with an attorney or by phone to assist in settling your estate.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Digital Estate Planning Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Digital Estate Planning Rider
Purpose of Benefit [Text Block]	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Digital Estate Planning Rider
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Bereavement Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Bereavement Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain bereavement services to beneficiaries.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Name of Benefit [Text Block]	Bereavement Services Rider
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Grief Counseling Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Grief Counseling Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain grief counseling services to beneficiaries.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Name of Benefit [Text Block]	Grief Counseling Services Rider
Operation of Benefit [Text Block]	Grief Counseling Services Rider. Employees who become insured under the Group Contract are eligible to receive non-insured grief counseling services at no additional premium. MetLife has arranged for these services to be provided to Employees through a third-party service provider. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Funeral Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Funeral Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain funeral services to you, your Spouse and children.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Name of Benefit [Text Block]	Funeral Services Rider
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Dollar Cost Averaging Automatic Investment Strategy
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Automatic Investment Strategy
Purpose of Benefit [Text Block]	Allows you to automatically transfer a predetermined amount of money from the Division that invests in an ultra short-term fund to a number of available Divisions.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Dollar Cost Averaging Automatic Investment Strategy
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Annual Automatic Portfolio Rebalancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Operation of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Certificate Anniversary or after the close of business on the next business day following your Certificate Anniversary should your Certificate Anniversary fall on a non-business day (holiday or weekend).Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.For example, if you allocated 25% to each of four Divisions after the close of business on your Certificate Anniversary, or after the close of business on the next business day following your Certificate Anniversary should your Certificate Anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Certificates Cash Value in each Division.The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Certificate.You may elect either the Dollar Cost Averaging strategy OR the Annual Automatic Portfolio Rebalancing strategy. There is no fee for participating in either strategy. You cannot participate in both strategies at the same time; however, either strategy may be discontinued at any time.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Spouse Term Insurance Benefit
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse's Life Insurance Benefit
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured $0.81 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	112.63%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.26%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Accidental Death or Dismemberment Benefit
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Accidental Death and Dismemberment Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured$0.81 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	112.63%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.26%
Operation of Benefit [Text Block]	Accidental Death and Dismemberment Insurance Rider. This rider provides for the payment of an insurance benefit if the Insured sustains an accidental injury that is the direct and sole cause of the Insured’s death or the Insured’s loss of a body part or bodily function. The benefit amount is based on a percentage of the Certificate’s face amount and varies with the type of loss, as specified in the rider. The percentage is 100% for loss of life and generally ranges from 25% to 100% for loss of a body part or bodily function. Additional benefit amounts identified in the rider may be payable if the loss occurs and the Insured has properly used identified safety features, such as air bags and seat belts.For example, if your Employer has included Accidental Death and Dismemberment Insurance in your Group Insurance Plan, and your Accidental Death and Dismemberment Insurance benefit amount is $100,000, if you lose sight in one eye as defined in the Certificate rider, we will pay you $50,000.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Option 1 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under Option A, the death benefit is: ●the current Face Amount of the Certificate or, if greater, ●the applicable percentage of Cash Value on the date of death. The applicable percentage is 250% for an Insured Attained Age 40 or below on the Certificate Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Certificate Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Option 2 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Certificate or, if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Waiver of Monthly Deductions During Total Disability Rider
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Waiver of Monthly Deductions Rider. This rider provides for the waiver of monthly deductions while the Insured is totally disabled, as defined in the rider. The Insured must provide proof that they are unable to perform any other job for which the Insured is fit by education, training or experience. The Insured must have become disabled before age 60. The charge under this rider is assessed by increasing the applicable cost of insurance rates.This waiver applies to both the GVUL insurance coverage and any associated rider coverages but does not include any optional investment premium or separate Spouse GVUL certificate.For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, we will waive $100 per month so your life insurance coverage remains in force.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Digital Estate Planning
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Digital Estate Planning. A Digital Estate Planning Platform is included with Group Variable Universal Life (GVUL) Insurance at no additional cost. MetLife has arranged for this platform to be provided by a MetLife affiliate (the "Affiliate"). This platform will be made available to Employees and their Spouses through legalplans.com/estateplanning and includes facilitation of the selection, completion and execution of common estate planning documents.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Beneficiary and Bereavement Services
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Beneficiary and Bereavement Services. Beneficiary and Bereavement Services are included with Group Variable Universal Life (GVUL) Insurance for no additional premium. MetLife may arrange for some portion of these services to be provided to Owners and Beneficiaries by a third-party provider.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Funeral Services Discount Disclosure
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Funeral Services Discount Disclosure. Employees who become insured under the Group Contract are eligible to receive discounts of up to 10% off the service provider’s standard price for certain funeral services including funeral, cremation and cemetery products and services provided by a third-party national network of funeral and funeral planning providers while such insurance remains in effect.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Dollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the Division that invests in the BlackRock Ultra-Short Term Bond Portfolio to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Certificate’s Cash Value in the Division that invests in the BlackRock Ultra-Short Term Bond Portfolio must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100.Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels.For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the BlackRock Ultra-Short Term Bond Portfolio Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Group A
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Administrative Expense, Maximum [Dollars]	$ 6.50
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Group B
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Administrative Expense (of Face Amount), Maximum [Percent]	0.00%
Administrative Expense, Footnotes [Text Block]	For Certificates issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D) | Group C
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Maximum [Percent]	0.00%
Premium Taxes, Footnotes [Text Block]	(1)For Certificates issued under a Group C charge structure, the premium tax charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.
Administrative Expense (of Face Amount), Maximum [Percent]	0.00%
Administrative Expense, Footnotes [Text Block]	For Certificates issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II)
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	—
Transaction Charges
You may be subject to transaction charges if you surrender your
Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your
Accelerated Death Benefit Settlement Option Rider.
Charges and Deductions — Transaction Charges
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy, a monthly administrative charge and charges for optional benefits added by rider. Such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group
characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				Charges and Deductions — Monthly Deduction Charges and Deductions — Mortality and Expense Risk Charge Charges and Deductions — Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.09%	1.26%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	—

Transaction Charges [Text Block]
Transaction Charges
You may be subject to transaction charges if you surrender your
Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your
Accelerated Death Benefit Settlement Option Rider.
Charges and Deductions — Transaction Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy, a monthly administrative charge and charges for optional benefits added by rider. Such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group
characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				Charges and Deductions — Monthly Deduction Charges and Deductions — Mortality and Expense Risk Charge Charges and Deductions — Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.09%	1.26%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.26%
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.	Principal Risks
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Principal Risks
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life, including any obligations (including under any
General Account investment option), guarantees, and benefits of the
Policy, including any death benefit, that are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/
ratings.
Principal Risks
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Principal Risks

Investment Restrictions [Text Block]	Owners may transfer Cash Value between and among the Divisions and the General Account. At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the General Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy Year. We have limits on the amount that may be allocated and transferred to the General Account (“maximum allocation percentage”). The initial General Account maximum allocation percentage is shown on the Policy’s specifications page, and we may change this percentage from time to time.The total amount of transfers and withdrawals from the General Account in a Policy Year may not exceed the greater of (i) the Policy’s Cash Surrender Value in the General Account at the beginning of the Policy Year, multiplied by the withdrawal percentage limit shown on the Policy’s specifications page, or (ii) the previous Policy Year’s General Account maximum withdrawal amount. We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.Metropolitan Life reserves the right to remove or substitute Portfolios as investment options that are available under the Policy.
Optional Benefit Restrictions [Text Block]	Rider availability is subject to your employer making the rider available. Depending upon your employer’s requirements, certain Policy riders may only be able to be added to in force Policies during the employer’s annual enrollment. You should check with your employer regarding the availability of riders.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation relating to your ownership of a Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.
Item 4. Fee Table [Text Block]	FEE TABLESThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. We may charge fees and use rates that are lower than the maximum guaranteed charges reflected in the tables. Please refer to your Policy specification page for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer Cash Value between investment options.Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Maximum Premium Expense Charge (load)
●For Policies issued under Group Contracts	Upon Receipt of Premium payment	None
●For Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990		1.00% of each Premium Payment
Premium Tax Charge	Upon Receipt of Premium Payment	2.25% of each Premium Payment
Partial Withdrawal Charge	Upon each partial withdrawal from the Policy	$25(1)
Transfer Charge	Upon transfer in excess of 12 in a Policy Year	$25 per transfer(2)
Accelerated Death Benefit Settlement Option Rider Administrative Charge	At the time an accelerated death benefit is paid	$100(2)
(1)The partial withdrawal charge is the lesser of $25 or 2% of the amount withdrawn.(2)We do not currently impose this charge.The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy not including Portfolio fees and expenses.Periodic Charges Other Than Annual Portfolio Operating Expenses
Charge	When Charge is Deducted	Maximum Amount Deducted
Base Contract Charges:
Cost of Insurance Charge(1)
●Minimum and Maximum Charge	Monthly	$0.15 to $31.31per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.45 per $1,000 of net amount at risk
Administrative Charge(3)	Monthly	$6.00
Mortality and Expense Risk Charge(4)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread(5)	Annually	3.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(6),(7)
●Minimum and Maximum Charge	Monthly	$0.10 to $0.31 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.00 per $1,000 of net amount at risk
(1)Cost of insurance charges vary based on the Insured’s attained age and rate class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.(2)A representative Insured is a person with an attained age of 45, actively at work.(3)The maximum administrative charge we can apply to Policies under any Group Contract can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policy.(4)The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.(5)The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5% for a maximum loan interest spread of 3%.(6)Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Policy will indicate the charges applicable to your Policy. More detailed information concerning your charges is available on request from our Administrative Office.(7)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of the Portfolios available under the Policy, including their annual expenses, may be found in Appendix A at the back of this document. Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	1.26%

Transaction Expenses [Table Text Block]	Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Maximum Premium Expense Charge (load)
●For Policies issued under Group Contracts	Upon Receipt of Premium payment	None
●For Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990		1.00% of each Premium Payment
Premium Tax Charge	Upon Receipt of Premium Payment	2.25% of each Premium Payment
Partial Withdrawal Charge	Upon each partial withdrawal from the Policy	$25(1)
Transfer Charge	Upon transfer in excess of 12 in a Policy Year	$25 per transfer(2)
Accelerated Death Benefit Settlement Option Rider Administrative Charge	At the time an accelerated death benefit is paid	$100(2)
(1)The partial withdrawal charge is the lesser of $25 or 2% of the amount withdrawn.(2)We do not currently impose this charge.
Sales Load, When Deducted [Text Block]	Upon Receipt of Premium payment
Premium Taxes, Description [Text Block]	Premium Tax Charge
Premium Taxes, When Deducted [Text Block]	Upon Receipt of Premium Payment
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	Upon each partial withdrawal from the Policy
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Footnotes [Text Block]	The partial withdrawal charge is the lesser of $25 or 2% of the amount withdrawn.
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	Upon transfer in excess of 12 in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We do not currently impose this charge.
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Portfolio Operating Expenses
Charge	When Charge is Deducted	Maximum Amount Deducted
Base Contract Charges:
Cost of Insurance Charge(1)
●Minimum and Maximum Charge	Monthly	$0.15 to $31.31per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.45 per $1,000 of net amount at risk
Administrative Charge(3)	Monthly	$6.00
Mortality and Expense Risk Charge(4)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread(5)	Annually	3.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(6),(7)
●Minimum and Maximum Charge	Monthly	$0.10 to $0.31 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.00 per $1,000 of net amount at risk
(1)Cost of insurance charges vary based on the Insured’s attained age and rate class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.(2)A representative Insured is a person with an attained age of 45, actively at work.(3)The maximum administrative charge we can apply to Policies under any Group Contract can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policy.(4)The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.(5)The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5% for a maximum loan interest spread of 3%.(6)Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Policy will indicate the charges applicable to your Policy. More detailed information concerning your charges is available on request from our Administrative Office.(7)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Insured(2)$0.45 per $1,000 of net amount at risk
Insurance Cost (of Face Amount), Maximum [Percent]	31.31%
Insurance Cost (of Face Amount), Minimum [Percent]	0.15%
Insurance Cost, Footnotes [Text Block]	Cost of insurance charges vary based on the Insured’s attained age and rate class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.A representative Insured is a person with an attained age of 45, actively at work.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.
Administrative Expenses, Description [Text Block]	Administrative Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6.00
Administrative Expense, Footnotes [Text Block]	The maximum administrative charge we can apply to Policies under any Group Contract can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policy.
Optional Benefit Expense, Footnotes [Text Block]	Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Policy will indicate the charges applicable to your Policy. More detailed information concerning your charges is available on request from our Administrative Office.(7)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.
Other Annual Expense, Description [Text Block]	Loan Interest Spread(5)
Other Annual Expense, When Deducted [Text Block]	Annually
Other Annual Expense (of Face Amount), Maximum [Percent]	3.00%
Other Annual Expense, Footnotes [Text Block]	The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5% for a maximum loan interest spread of 3%.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	1.26%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of average net assets)(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	1.26%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKSInvestment Risk If you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Portfolio. Each investment option (including the General Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premium.If you allocate premiums to the General Account, then we credit your Cash Value in the General Account with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%. Risk of an Increase in Current Fees and Expenses Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. Policy Lapse If your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Policy may enter a 62-day grace period. A shorter grace period applies to the Contractholder (the Employer) of the Group Contract. We will notify you that the Policy will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Policy also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Policy will be in default and you must pay a specified amount of new premium to prevent your Policy from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Policy within five years after the date of lapse and before the Maturity Date. In certain situations your Policy may also terminate if your Employer ends its participation in the Group Contract. Limitations on Access to Cash ValueWe limit partial withdrawals of Cash Value from the Policies. You may not take a partial withdrawal in the first Policy Year. Thereafter, you may make up to one partial withdrawal each Policy Month. The minimum amount of a partial withdrawal, net of any transaction charges, is currently $200. The minimum amount that can be withdrawn from any one Division or from the General Account is the lesser of $50 or the Policy’s Cash Value in that Division or in the General Account. The maximum amount that can be withdrawn, including the partial withdrawal transaction charge, is the Loan Value. Limitations on TransfersWe do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy Year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio’s prospectus for more details. The minimum amount that you must transfer is currently $250, or, if less, the Policy’s Cash Value in a Division or in the General Account. We are not currently enforcing this restriction for transfers from the General Account but reserve the right to do so in the future.Tax Treatment To qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. Depending on the total amount of premiums you pay, the Policy may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2.Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Policy-related tax matters. Surrender and Partial Withdrawals (Short-Term Investment Risk)We designed the Policy to meet long-term financial goals. To best realize the benefits available through the Policy, including the benefit of tax deferred build-up of Cash Value, you should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy in the near future. The Policy is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Policy will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Policy. Partial withdrawals may have tax consequences and may increase the risk that your Policy will lapse. Loans A Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Policy Loan from the Divisions of the Separate Account and/or the General Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Policy, by the amount of any Indebtedness. Your Policy may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Policy Loan may have tax consequences. If you surrender the Policy or allow the Policy to lapse or if the Policy terminates while a Policy Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. Pandemics and Other Public Health Issues, and Other EventsPandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods. CybersecurityOur business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate accumulation unit values; cause the release and possible loss or destruction of confidential Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.Terrorism and Security RiskThe continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.Insurance Company RisksPolicies are subject to the risks related to Metropolitan Life. Any obligations (including under any General Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.Technology RiskOur business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	POLICY BENEFITSStandard Death BenefitAs long as the Policy remains in force, we will pay the death benefit proceeds to the Beneficiary once we receive at our Administrative Office (i) satisfactory proof of the Insured’s death, (ii) instructions on how to pay the proceeds, and (iii) any other documents, forms and information we need. We may require you to return the Policy. (If the Beneficiary dies before the Insured, we will generally pay the insurance proceeds, in a single sum, to the Owner, or, if the Owner is not living, to the Owner’s estate.) Payment of death benefit proceeds will not be affected by termination of the Group Contract, the Employer-sponsored insurance program, or an Employee’s employment. Death benefit proceeds equal: ●the death benefit (described below); plus ●any additional insurance provided by rider; minus ●any unpaid monthly deductions; minus ●any outstanding Indebtedness. An increase in Face Amount will increase the death benefit, and a decrease in Face Amount will decrease the death benefit. We may further adjust the amount of the death proceeds under certain circumstances. If you have a rider permitting the accelerated payment of death benefit proceeds, the death benefit may be paid in a single sum before the death of the Insured, and would be less than otherwise would be paid upon the death of the Insured. Payment of the Death BenefitDeath benefit proceeds under the Policy ordinarily will be paid within seven days after we receive proof of the Insured’s death and all other documentation required at our Administrative Office. Payment may, however, be postponed in certain circumstances. (See “General Matters Relating to the Policy — Postponement of Payments.”) The death benefit will be reduced by any outstanding Indebtedness and any due and unpaid Monthly Deduction accruing during a grace period. We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds. We will pay interest on the proceeds as required by the applicable state law. Unless otherwise requested and subject to state law, the Policy’s death proceeds will generally be paid to the Beneficiary through a settlement option called the Total Control Account (if the death proceeds meet the required minimum). The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you. Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency. Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of two to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, including complete names and complete contact information, if and as it changes. You should contact our Administrative Office in order to make a change to your Beneficiary designation. Standard Death Benefit OptionsThe Policy provides two death benefit options: a “Level Type” death benefit (“Option A”) and an “Increasing Type” death benefit (“Option B”). Under certain Group Contracts and Employer-sponsored insurance programs, however, Option B may be the only death benefit option presented. We calculate the amount available under each death benefit option as of the date of the Insured’s death. Under Option A, the death benefit is: ●the current Face Amount of the Policy or; if greater, ●the applicable percentage of Cash Value on the date of death. The applicable percentage is 250% for an Insured Attained Age 40 or below on the Policy Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Policy Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95. Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Policy or; if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A. The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount). Changing Death Benefit OptionsAfter the first Policy Anniversary, you may change the death benefit option. We reserve the right to limit the number of changes in death benefit options to one per Policy Year. A request for a change must be made to our Administrative Office in writing. The effective date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase. Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the effective date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $25,000.If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the effective date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face AmountYou select the Face Amount when applying for the Policy. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Policy (without changing the death benefit option) after the first Policy Anniversary. We reserve the right to limit the number of changes in the Face Amount to one per Policy Year. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The Insured must have an Attained Age of 80 or less on the effective date of the increase. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Policy. The maximum Face Amount varies by Group Contract. However, in connection with a particular Group Contract, we may establish a substantially higher Face Amount for Policies issued under that Contract. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. An increase in the Face Amount may result in certain additional charges. For example, we determine the cost of insurance separately for the initial Face Amount and for any increases in Face Amount. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, generally $25,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”)
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	After the first Policy Anniversary, you may change the death benefit option. We reserve the right to limit the number of changes in death benefit options to one per Policy Year. A request for a change must be made to our Administrative Office in writing. The effective date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase. Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the effective date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $25,000.If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the effective date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face AmountYou select the Face Amount when applying for the Policy. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Policy (without changing the death benefit option) after the first Policy Anniversary. We reserve the right to limit the number of changes in the Face Amount to one per Policy Year. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The Insured must have an Attained Age of 80 or less on the effective date of the increase. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Policy. The maximum Face Amount varies by Group Contract. However, in connection with a particular Group Contract, we may establish a substantially higher Face Amount for Policies issued under that Contract. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. An increase in the Face Amount may result in certain additional charges. For example, we determine the cost of insurance separately for the initial Face Amount and for any increases in Face Amount. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, generally $25,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”)
Charges and Contract Values, Note (N-6) [Text Block]	Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A. The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount).
Item 11. Other Benefits Available (N-6) [Text Block]	ADDITIONAL BENEFITS AND RIDERS In addition to the standard death benefit associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. We currently offer the following riders under the Policy, subject to state availability:
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.
The Insured must have
become disabled before age
65.

Accelerated Death Benefit Settlement Option Rider	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Estate Resolution Services Rider	This rider provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Digital Estate Planning Rider	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Bereavement Services Rider	This benefit provides certain bereavement services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Grief Counseling Services Rider	This benefit provides certain grief counseling services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Funeral Services Rider	This benefit provides certain funeral services to you, your Spouse and children.	Standard	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Dollar Cost Averaging	Allows you to automatically transfer from the Fidelity VIP Government Money Market Division to other Divisions a predetermined amount of money over a specified period of time.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Additional Insurance Benefits Waiver of Monthly Deductions Rider. This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, as defined in the Rider. The Insured must provide proof that they are unable to perform any other job for which the Insured is fit by education, training or experience. The Insured must have become disabled before age 65.For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, we will waive $100 per month so your life insurance coverage remains in force.Accelerated Death Benefit Settlement Option Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to you if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit.The amount of the death benefit payable under the rider will equal up to 85% of the Face Amount under the Policy on the date we receive satisfactory evidence of terminal illness as described above, less any Indebtedness. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $100 from the accelerated death benefit at the time it is paid.The federal income tax consequences associated with adding or receiving benefits under the Accelerated Death Benefit Settlement Option Rider are unclear. You should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting an accelerated death benefit payment under this rider.For example, if you are eligible for benefits under the Accelerated Death Benefit Settlement Option Rider and have a Face Amount of $100,000 with no Cash Value, you may elect to receive up to $85,000 of the death benefit proceeds (less any loans and loan interest) prior to your death.Will Preparation Service Rider. This rider provides you with a will preparation service (“Service”) while this rider and the Policy are in force. This Service is made available to you, at no cost, through a MetLife affiliate (“Affiliate”). This Service provides for a will to be prepared by attorneys designated by the Affiliate for you and your Spouse. If you have a will prepared by an attorney not designated by the Affiliate, you must pay the attorney’s service directly. Upon proof of such payment, you will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount you paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, if you decide that you would like to have a codicil to your will prepared, this Service enables you to work one-on-one with an attorney, in-person, on the phone, or online to prepare the codicil to your will free of charge, subject to state variations. Estate Resolution Services Rider. If you or your Spouse die while this rider and the Policy are in force, a probate benefit (the “Benefit”) will be made available to the estate of the deceased. The Benefit is available through an Affiliate. The Benefit provides for certain probate services to be made available, free of charge, by attorneys designated by the Affiliate. If probate services are provided by an attorney not designated by the Affiliate, the estate of the deceased must pay for those attorney’s services directly. Upon proof of such payment, the estate of the deceased will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount such estate paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, the executor of your estate may use the Benefit to receive unlimited consultations, either face-to-fact with an attorney or by phone to assist in settling your estate. Digital Estate Planning. A Digital Estate Planning Platform is included with Group Variable Universal Life (GVUL) Insurance at no additional cost. MetLife has arranged for this platform to be provided by a MetLife affiliate (the "Affiliate"). This platform will be made available to Employees and their Spouses through legalplans.com/estateplanning and includes facilitation of the selection, completion and execution of common estate planning documents. Beneficiary and Bereavement Services. Beneficiary and Bereavement Services are included with Group Variable Universal Life (GVUL) Insurance for no additional premium. MetLife may arrange for some portion of these services to be provided to Owners and Beneficiaries by a third-party provider. Grief Counseling Services Rider. Employees who become insured under the Group Contract are eligible to receive non-insured grief counseling services at no additional premium. MetLife has arranged for these services to be provided to Employees through a third-party service provider. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider.Funeral Services Discount Disclosure. Employees who become insured under the Group Contract are eligible to receive discounts of up to 10% off the service provider’s standard price for certain funeral services including funeral, cremation and cemetery products and services provided by a third-party national network of funeral and funeral planning providers while such insurance remains in effect. Employees who become insured will also have access to funeral planning resources including funeral planning tools and concierge services provided by the same national network of providers. MetLife has arranged for these services and discounts to be provided to Employees and their Spouses and children and the parents, grandparents and great-grandparents of the Employees and their Spouses for no additional premium. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider. The discounts and planning services are not available in all jurisdictions and are subject to regulatory approval.Automatic Investment StrategiesDollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the Fidelity VIP Government Money Market Division to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Policy’s Cash Value in the Fidelity VIP Government Money Market Division must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100.Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels.For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the Fidelity VIP Government Money Market Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Policy anniversary or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend).Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.For example, if you allocated 25% to each of four Divisions, after the close of business on your Policy anniversary, or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Policy’s Cash Value in each Division.The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the PolicyYou may elect either the Dollar Cost Averaging strategy or the Annual Automatic Portfolio Rebalancing strategy. There is no fee for participating in either strategy. You cannot participate in both strategies at the same time; however, either strategy may be discontinued at any time.
Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.
The Insured must have
become disabled before age
65.

Accelerated Death Benefit Settlement Option Rider	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Estate Resolution Services Rider	This rider provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Digital Estate Planning Rider	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Bereavement Services Rider	This benefit provides certain bereavement services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Grief Counseling Services Rider	This benefit provides certain grief counseling services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Funeral Services Rider	This benefit provides certain funeral services to you, your Spouse and children.	Standard	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Dollar Cost Averaging	Allows you to automatically transfer from the Fidelity VIP Government Money Market Division to other Divisions a predetermined amount of money over a specified period of time.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.

Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICYThe following is a list of the Portfolios currently available under the Policy. The Putnam VT International Equity Fund, T. Rowe Price Equity Income Portfolio, T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Moderate Allocation Portfolio are not available to Owners under the KPMG LLP Group Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000233. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.
*The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.(1)The portfolios are not available to Owners under the KPMG LLP Group Contract.The fee and expense information regarding the Portfolios was provided by those Portfolios.
Prospectuses Available [Text Block]	The following is a list of the Portfolios currently available under the Policy. The Putnam VT International Equity Fund, T. Rowe Price Equity Income Portfolio, T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Moderate Allocation Portfolio are not available to Owners under the KPMG LLP Group Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000233. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Asset Manager 50% Portfolio* - Initial Class Fidelity Management & Research Company LLC	0.51%	14.98%	5.67%	7.13%
Allocation	Asset Manager 70% Portfolio* - Initial Class Fidelity Management & Research Company LLC	0.62%	18.29%	7.64%	8.87%
US Equity	Equity Income Portfolio(1) - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)	0.74%	14.36%	11.17%	10.51%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	19.02%	12.51%	11.60%
US Fixed Income	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC	0.25%	4.13%	3.10%	2.03%
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.55%	14.92%	13.70%	17.45%
US Fixed Income	High Income Portfolio* - Initial Class Fidelity Management & Research Company LLC	0.81%	10.36%	4.22%	5.59%
US Equity	Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
US Fixed Income	Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC	0.37%	7.22%	0.02%	2.71%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Global Equity	MFS® Global Equity Series* - Initial Class Massachusetts Financial Services Company	0.93%	13.59%	5.72%	8.91%
US Equity	MFS® Growth Series* - Initial Class Massachusetts Financial Services Company	0.73%	12.19%	11.10%	15.60%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Mid-Cap Growth Portfolio*(1) - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates) Subadviser: T. Rowe Price Investment Management, Inc. (Price Investment Management)	0.84%	3.55%	3.84%	9.81%
Allocation	Moderate Allocation Portfolio*(1) - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates) Subadviser: T. Rowe Price Hong Kong Limited & T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd	0.85%	14.50%	5.50%	7.84%
International Equity	Putnam VT International Equity Fund(1) - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC	0.81%	38.00%	9.55%	8.40%
Sector	Real Estate Portfolio - Initial Class Fidelity Management & Research Company LLC	0.60%	3.10%	4.23%	3.87%

Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Investment Risk
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Principal Risk [Text Block]	Investment Risk If you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Portfolio. Each investment option (including the General Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premium.If you allocate premiums to the General Account, then we credit your Cash Value in the General Account with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Risk of An Increase In Current Fees and Expenses
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of an Increase in Current Fees and Expenses Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Limitations on Access to Cash Value
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on Access to Cash ValueWe limit partial withdrawals of Cash Value from the Policies. You may not take a partial withdrawal in the first Policy Year. Thereafter, you may make up to one partial withdrawal each Policy Month. The minimum amount of a partial withdrawal, net of any transaction charges, is currently $200. The minimum amount that can be withdrawn from any one Division or from the General Account is the lesser of $50 or the Policy’s Cash Value in that Division or in the General Account. The maximum amount that can be withdrawn, including the partial withdrawal transaction charge, is the Loan Value.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Limitations on Transfers
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on TransfersWe do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy Year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio’s prospectus for more details. The minimum amount that you must transfer is currently $250, or, if less, the Policy’s Cash Value in a Division or in the General Account. We are not currently enforcing this restriction for transfers from the General Account but reserve the right to do so in the future.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Tax Treatment
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax Treatment To qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. Depending on the total amount of premiums you pay, the Policy may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2.Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Surrender and Withdrawal Risks-Short Term Investment Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Surrender and Partial Withdrawals (Short-Term Investment Risk)We designed the Policy to meet long-term financial goals. To best realize the benefits available through the Policy, including the benefit of tax deferred build-up of Cash Value, you should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy in the near future. The Policy is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Policy will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Policy. Partial withdrawals may have tax consequences and may increase the risk that your Policy will lapse.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Loans
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Loans A Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Policy Loan from the Divisions of the Separate Account and/or the General Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Policy, by the amount of any Indebtedness. Your Policy may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Policy Loan may have tax consequences. If you surrender the Policy or allow the Policy to lapse or if the Policy terminates while a Policy Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Pandemics and Other Public Health Issues and Other Events
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Pandemics and Other Public Health Issues, and Other EventsPandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Cybersecurity
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	CybersecurityOur business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate accumulation unit values; cause the release and possible loss or destruction of confidential Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Terrorism and Security Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Terrorism and Security RiskThe continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife’s investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Technology Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Technology RiskOur business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Policy Lapse
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy Lapse If your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Policy may enter a 62-day grace period. A shorter grace period applies to the Contractholder (the Employer) of the Group Contract. We will notify you that the Policy will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Policy also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Policy will be in default and you must pay a specified amount of new premium to prevent your Policy from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Policy within five years after the date of lapse and before the Maturity Date. In certain situations your Policy may also terminate if your Employer ends its participation in the Group Contract.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Policy, including loss of principal.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Investments in the Policy are subject to the risks related to Metropolitan Life, including any obligations (including under any General Account investment option), guarantees, and benefits of the Policy, including any death benefit, that are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risk [Text Block]	Insurance Company RisksPolicies are subject to the risks related to Metropolitan Life. Any obligations (including under any General Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | MetLife Russell 2000 Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Asset Manager 50 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Asset Manager 50% Portfolio* - Initial Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.13%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Asset Manager 70 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Asset Manager 70% Portfolio* - Initial Class
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	18.29%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	8.87%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Equity Income Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity Income Portfolio(1) -
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.36%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	10.51%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Equity-Income Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity-Income Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Government Money Market Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Government Money Market Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	4.13%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	2.03%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Growth Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Growth Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | High Income Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	High Income Portfolio* - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	5.59%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Index 500 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Index 500 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Investment Grade Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Investment Grade Bond Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.71%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | MFS Global Equity Series - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Global Equity Series* - Initial Class
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	8.91%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | MFS Growth Series - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Growth Series* - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	15.60%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Mid-Cap Growth Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid-Cap Growth Portfolio*(1) -
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc. (Price Investment Management)
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.55%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	9.81%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Moderate Allocation Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Portfolio*(1) -
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited & T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	7.84%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Putnam VT International Equity Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Equity Fund(1) - Class IA
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.Franklin Templeton Investment Management LimitedThe Putnam Advisory Company, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	38.00%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.40%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Real Estate Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Real Estate Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	3.10%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	3.87%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Waiver of Monthly Deductions Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly DeductionsRider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured(2)$0.00 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.31%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.The Insured must have become disabled before age 65.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Operation of Benefit [Text Block]	Waiver of Monthly Deductions Rider. This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, as defined in the Rider. The Insured must provide proof that they are unable to perform any other job for which the Insured is fit by education, training or experience. The Insured must have become disabled before age 65.For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, we will waive $100 per month so your life insurance coverage remains in force.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Will Preparation Service
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Will Preparation Service Rider
Purpose of Benefit [Text Block]	MetLife makes a will preparation service available to you (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Will Preparation Service Rider
Operation of Benefit [Text Block]	Will Preparation Service Rider. This rider provides you with a will preparation service (“Service”) while this rider and the Policy are in force. This Service is made available to you, at no cost, through a MetLife affiliate (“Affiliate”). This Service provides for a will to be prepared by attorneys designated by the Affiliate for you and your Spouse. If you have a will prepared by an attorney not designated by the Affiliate, you must pay the attorney’s service directly. Upon proof of such payment, you will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount you paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, if you decide that you would like to have a codicil to your will prepared, this Service enables you to work one-on-one with an attorney, in-person, on the phone, or online to prepare the codicil to your will free of charge, subject to state variations.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Estate Resolution Services
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Estate Resolution Services Rider
Purpose of Benefit [Text Block]	This rider provides certain probate services in the event you or your Spouse dies (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Estate Resolution Services Rider
Operation of Benefit [Text Block]	Estate Resolution Services Rider. If you or your Spouse die while this rider and the Policy are in force, a probate benefit (the “Benefit”) will be made available to the estate of the deceased. The Benefit is available through an Affiliate. The Benefit provides for certain probate services to be made available, free of charge, by attorneys designated by the Affiliate. If probate services are provided by an attorney not designated by the Affiliate, the estate of the deceased must pay for those attorney’s services directly. Upon proof of such payment, the estate of the deceased will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount such estate paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, the executor of your estate may use the Benefit to receive unlimited consultations, either face-to-fact with an attorney or by phone to assist in settling your estate.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Grief Counseling Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Grief Counseling Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain grief counseling services to beneficiaries.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Name of Benefit [Text Block]	Grief Counseling Services Rider
Operation of Benefit [Text Block]	Grief Counseling Services Rider. Employees who become insured under the Group Contract are eligible to receive non-insured grief counseling services at no additional premium. MetLife has arranged for these services to be provided to Employees through a third-party service provider. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Annual Automatic Portfolio Rebalancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Operation of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Policy anniversary or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend).Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.For example, if you allocated 25% to each of four Divisions, after the close of business on your Policy anniversary, or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Policy’s Cash Value in each Division.The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the PolicyYou may elect either the Dollar Cost Averaging strategy or the Annual Automatic Portfolio Rebalancing strategy. There is no fee for participating in either strategy. You cannot participate in both strategies at the same time; however, either strategy may be discontinued at any time.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Option 1 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under Option A, the death benefit is: ●the current Face Amount of the Policy or; if greater, ●the applicable percentage of Cash Value on the date of death. The applicable percentage is 250% for an Insured Attained Age 40 or below on the Policy Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Policy Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Option 2 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Policy or; if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Digital Estate Planning
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Digital Estate Planning Rider
Purpose of Benefit [Text Block]	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Digital Estate Planning Rider
Operation of Benefit [Text Block]	Digital Estate Planning. A Digital Estate Planning Platform is included with Group Variable Universal Life (GVUL) Insurance at no additional cost. MetLife has arranged for this platform to be provided by a MetLife affiliate (the "Affiliate"). This platform will be made available to Employees and their Spouses through legalplans.com/estateplanning and includes facilitation of the selection, completion and execution of common estate planning documents.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Beneficiary and Bereavement Services
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Bereavement Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain bereavement services to beneficiaries.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Name of Benefit [Text Block]	Bereavement Services Rider
Operation of Benefit [Text Block]	Beneficiary and Bereavement Services. Beneficiary and Bereavement Services are included with Group Variable Universal Life (GVUL) Insurance for no additional premium. MetLife may arrange for some portion of these services to be provided to Owners and Beneficiaries by a third-party provider.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Funeral Services Discount Disclosure
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Funeral Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain funeral services to you, your Spouse and children.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Name of Benefit [Text Block]	Funeral Services Rider
Operation of Benefit [Text Block]	Funeral Services Discount Disclosure. Employees who become insured under the Group Contract are eligible to receive discounts of up to 10% off the service provider’s standard price for certain funeral services including funeral, cremation and cemetery products and services provided by a third-party national network of funeral and funeral planning providers while such insurance remains in effect. Employees who become insured will also have access to funeral planning resources including funeral planning tools and concierge services provided by the same national network of providers. MetLife has arranged for these services and discounts to be provided to Employees and their Spouses and children and the parents, grandparents and great-grandparents of the Employees and their Spouses for no additional premium. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer from the Fidelity VIP Government Money Market Division to other Divisions a predetermined amount of money over a specified period of time.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the Fidelity VIP Government Money Market Division to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Policy’s Cash Value in the Fidelity VIP Government Money Market Division must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100.Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels.For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the Fidelity VIP Government Money Market Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Accelerated Death Benefit Settlement Option Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit Settlement Option Rider Administrative Charge
Other Transaction Fee, When Deducted [Text Block]	At the time an accelerated death benefit is paid
Other Transaction Fee, Maximum [Dollars]	$ 100
Name of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider
Purpose of Benefit [Text Block]	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.Payment under this rider may affect eligibility for benefits under state or federal law.
Name of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to you if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit.The amount of the death benefit payable under the rider will equal up to 85% of the Face Amount under the Policy on the date we receive satisfactory evidence of terminal illness as described above, less any Indebtedness. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $100 from the accelerated death benefit at the time it is paid.The federal income tax consequences associated with adding or receiving benefits under the Accelerated Death Benefit Settlement Option Rider are unclear. You should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting an accelerated death benefit payment under this rider.For example, if you are eligible for benefits under the Accelerated Death Benefit Settlement Option Rider and have a Face Amount of $100,000 with no Cash Value, you may elect to receive up to $85,000 of the death benefit proceeds (less any loans and loan interest) prior to your death.
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Policies issued under Group Contracts
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	For Policies issued under Group Contracts
Sales Load (of Premium Payments), Maximum [Percent]	0.00%
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES (MULTI MANAGER II) | Policies treated as individual contracts under the Omnibus Budget Reconciliation Act of 1990
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	For Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990
Sales Load (of Premium Payments), Maximum [Percent]	1.00%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D)
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	—
Transaction Charges
You may be subject to transaction charges if you surrender your
Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your
Accelerated Death Benefit Settlement Option Rider.
Charges and Deductions — Transaction Charges
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy, a monthly administrative charge and charges for optional benefits added by rider. Such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group
characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				Charges and Deductions — Monthly Deduction Charges and Deductions — Mortality and Expense Risk Charge Charges and Deductions — Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.09%	1.26%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	—

Transaction Charges [Text Block]
Transaction Charges
You may be subject to transaction charges if you surrender your
Policy or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your
Accelerated Death Benefit Settlement Option Rider.
Charges and Deductions — Transaction Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy, a monthly administrative charge and charges for optional benefits added by rider. Such fees and expenses are set based on characteristics of the Insured (e.g., the age and rate class of the covered person) as well as the Group
characteristics. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
				Charges and Deductions — Monthly Deduction Charges and Deductions — Mortality and Expense Risk Charge Charges and Deductions — Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.09%	1.26%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.26%
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.	Principal Risks
Not a Short-Term Investment
The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Principal Risks
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Investments in the Policy are subject to the risks related to
Metropolitan Life, including any obligations (including under any
General Account investment option), guarantees, and benefits of the
Policy, including any death benefit, that are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/
ratings.
Principal Risks
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Principal Risks

Investment Restrictions [Text Block]	Owners may transfer Cash Value between and among the Divisions and the General Account. At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the General Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy Year. We have limits on the amount that may be allocated and transferred to the General Account (“maximum allocation percentage”). The initial General Account maximum allocation percentage is shown on the Policy’s specifications page, and we may change this percentage from time to time.The total amount of transfers and withdrawals from the General Account in a Policy Year may not exceed the greater of (i) the Policy’s Cash Surrender Value in the General Account at the beginning of the Policy Year, multiplied by the withdrawal percentage limit shown on the Policy’s specifications page, or (ii) the previous Policy Year’s General Account maximum withdrawal amount. We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.Metropolitan Life reserves the right to remove or substitute Portfolios as investment options that are available under the Policy.
Optional Benefit Restrictions [Text Block]	Benefit availability is subject to your Employer making the benefit available. Depending upon your Employer’s requirements, certain Policy benefits may only be able to be added to in force Policies during the Employer’s annual enrollment. With respect to the dependent life benefit coverage (Spouse coverage or child coverage), depending upon your Employer’s elected benefit, you may also need to be on active status. You should check with your Employer regarding the availability of benefits and whether you need to be on active status to elect the dependent life benefit coverage (Spouse coverage or child coverage).
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation relating to your ownership of a Policy. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new Policy rather than continue to own your existing Policy.
Item 4. Fee Table [Text Block]	FEE TABLESThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. We may charge fees and use rates that are lower than the maximum guaranteed charges reflected in the tables. The Contractholder (Employer) chooses which charges, Group A, Group B or Group C, will apply to the Policies issued to the Employees of the Employer. Please refer to your Policy specification page for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer Cash Value between investment options. Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Maximum Premium Expense Charge (load)
●For Policies issued under Group Contracts	Upon Receipt of Premium Payment	No Charge
●For Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990		1.00% of each Premium Payment
Premium Tax Charge	Upon Receipt of Premium Payment	Group A	Group B	Group C
		2.25%	2.25%	No explicit charge(1)
Partial Withdrawal Charge	Upon each partial withdrawal from the Policy	$25(2)
Transfer Charge	Upon transfer in excess of 12 in a Policy Year	$25 per transfer(3)
Accelerated Death Benefit Settlement Option Rider Administrative Charge	At the time an accelerated death benefit is paid	$100(3)
(1)For Policies issued under a Group C charge structure, the premium tax charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Policies.(2)The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.(3)We do not currently impose this charge.The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy not including Portfolio fees and expenses. Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Maximum Amount Deducted
Base Contract Charges:
Cost of Insurance Charge(3)		Group Contracts issued before 1/1/09(1)	Group Contracts issued on and after 1/1/09(2)
●Minimum and Maximum Charge	Monthly	$0.15 to $31.31 per $1,000 of net amount at risk	$0.30 to $83.33 per $1,000 of net amount at risk
●Charge for a Representative Insured(4)		$0.45 per $1,000 of net amount at risk	$0.92 per $1,000 of net amount at risk
Administrative Charge(5)	Monthly	Group A	Group B	Group C
		$6.00	No explicit charge(6)	No explicit charge(6)
Mortality and Expense Risk Charge(7)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread(8)	Annually	3.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(9),(10)		Group Contracts Issued Before 1/1/04	Group Contracts Issued 1/1/04 -12/31/08	Group Contracts Issued On Or After 1/1/09
●Minimum and Maximum Charge	Monthly	$0.01 to $0.21 per $1.00 of waived monthly deduction	$0.02 to $3.76 per $1,000 of net amount at risk	$0.02 to $0.31 per $1,000 of net amount at risk
●Charge for a Representative Insured(4)		$0.07 per $1.00 of waived monthly deduction	$0.00 per $1,000 of net amount at risk	$0.00 per $1,000 of net amount at risk
Children’s Life Insurance Rider	Monthly	$0.41 per $1,000 of coverage
Spouse’s Life Insurance Benefit(9), (11)
●Minimum and Maximum Charge	Monthly	$0.15 to $83.33 per $1,000 of net amount at risk
●Charge for a Representative Insured(12)		$0.92 per $1,000 of net amount at risk
(1)Also applies to Individual Policies issued under an Employer-sponsored insurance program established before 1/1/09. (2)Also applies to Individual Policies issued under an Employer-sponsored insurance program established on or after 1/1/09.(3)Cost of insurance charges vary based on the Insured’s Attained Age and rate class. The cost of insurance charge will also vary depending on which charge structure the Contractholder has chosen for the Policies. The cost of insurance charge is greater for participants in a Group Contract that uses a Group B or Group C charge structure than those in a Group Contract that uses a Group A charge structure. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office. (4)A representative Insured is a person with an attained age of 45, actively at work.(5)The maximum administrative charge we can apply to any Policy can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policy.(6)For Policies issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Policies.(7)The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.(8)The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5% for a maximum loan interest spread of 3%.(9)Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Policy will indicate the charges applicable to your Policy. More detailed information concerning your charges is available on request from our Administrative Office.(10)Generally, the charge under this rider is assessed per $1.00 of the waived monthly deduction for Certificates under Group Contracts or Individual Policies issued before January 1, 2004. Generally for Certificates under Group Contracts or Individual Policies issued on or after January 1, 2004, the maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, for Certificates under Group Contracts or Individual Policies issued on or after January 1, 2004, the charge for a representative insured is generally also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.(11)The Spouse's life insurance benefit can be provided by rider or by a separate Policy, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Policy. For a Spouse rider, the minimum and maximum charge is $0.15 to $31.31 per $1,000 of coverage and the charge for a representative Insured is $0.45 per $1,000 of coverage.(12)For Spouse’s Life Insurance Benefit, a representative Insured is an Employee’s Spouse that has an attained age of 45.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of the Portfolios available under the Policy, including their annual expenses, may be found in Appendix A at the back of this document.Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	1.26%

Transaction Expenses [Table Text Block]	Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Maximum Premium Expense Charge (load)
●For Policies issued under Group Contracts	Upon Receipt of Premium Payment	No Charge
●For Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990		1.00% of each Premium Payment
Premium Tax Charge	Upon Receipt of Premium Payment	Group A	Group B	Group C
		2.25%	2.25%	No explicit charge(1)
Partial Withdrawal Charge	Upon each partial withdrawal from the Policy	$25(2)
Transfer Charge	Upon transfer in excess of 12 in a Policy Year	$25 per transfer(3)
Accelerated Death Benefit Settlement Option Rider Administrative Charge	At the time an accelerated death benefit is paid	$100(3)
(1)For Policies issued under a Group C charge structure, the premium tax charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Policies.(2)The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.(3)We do not currently impose this charge.
Sales Load, When Deducted [Text Block]	Upon Receipt of Premium Payment
Premium Taxes, Description [Text Block]	Premium Tax Charge
Premium Taxes, When Deducted [Text Block]	Upon Receipt of Premium Payment
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	Upon each partial withdrawal from the Policy
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Footnotes [Text Block]	The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	Upon transfer in excess of 12 in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We do not currently impose this charge.
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Maximum Amount Deducted
Base Contract Charges:
Cost of Insurance Charge(3)		Group Contracts issued before 1/1/09(1)	Group Contracts issued on and after 1/1/09(2)
●Minimum and Maximum Charge	Monthly	$0.15 to $31.31 per $1,000 of net amount at risk	$0.30 to $83.33 per $1,000 of net amount at risk
●Charge for a Representative Insured(4)		$0.45 per $1,000 of net amount at risk	$0.92 per $1,000 of net amount at risk
Administrative Charge(5)	Monthly	Group A	Group B	Group C
		$6.00	No explicit charge(6)	No explicit charge(6)
Mortality and Expense Risk Charge(7)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread(8)	Annually	3.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(9),(10)		Group Contracts Issued Before 1/1/04	Group Contracts Issued 1/1/04 -12/31/08	Group Contracts Issued On Or After 1/1/09
●Minimum and Maximum Charge	Monthly	$0.01 to $0.21 per $1.00 of waived monthly deduction	$0.02 to $3.76 per $1,000 of net amount at risk	$0.02 to $0.31 per $1,000 of net amount at risk
●Charge for a Representative Insured(4)		$0.07 per $1.00 of waived monthly deduction	$0.00 per $1,000 of net amount at risk	$0.00 per $1,000 of net amount at risk
Children’s Life Insurance Rider	Monthly	$0.41 per $1,000 of coverage
Spouse’s Life Insurance Benefit(9), (11)
●Minimum and Maximum Charge	Monthly	$0.15 to $83.33 per $1,000 of net amount at risk
●Charge for a Representative Insured(12)		$0.92 per $1,000 of net amount at risk
(1)Also applies to Individual Policies issued under an Employer-sponsored insurance program established before 1/1/09. (2)Also applies to Individual Policies issued under an Employer-sponsored insurance program established on or after 1/1/09.(3)Cost of insurance charges vary based on the Insured’s Attained Age and rate class. The cost of insurance charge will also vary depending on which charge structure the Contractholder has chosen for the Policies. The cost of insurance charge is greater for participants in a Group Contract that uses a Group B or Group C charge structure than those in a Group Contract that uses a Group A charge structure. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office. (4)A representative Insured is a person with an attained age of 45, actively at work.(5)The maximum administrative charge we can apply to any Policy can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policy.(6)For Policies issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Policies.(7)The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.(8)The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5% for a maximum loan interest spread of 3%.(9)Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Policy will indicate the charges applicable to your Policy. More detailed information concerning your charges is available on request from our Administrative Office.(10)Generally, the charge under this rider is assessed per $1.00 of the waived monthly deduction for Certificates under Group Contracts or Individual Policies issued before January 1, 2004. Generally for Certificates under Group Contracts or Individual Policies issued on or after January 1, 2004, the maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, for Certificates under Group Contracts or Individual Policies issued on or after January 1, 2004, the charge for a representative insured is generally also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.(11)The Spouse's life insurance benefit can be provided by rider or by a separate Policy, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Policy. For a Spouse rider, the minimum and maximum charge is $0.15 to $31.31 per $1,000 of coverage and the charge for a representative Insured is $0.45 per $1,000 of coverage.(12)For Spouse’s Life Insurance Benefit, a representative Insured is an Employee’s Spouse that has an attained age of 45.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge(3)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Insured(4)$0.45 per $1,000of net amount at risk$0.92 per $1,000of net amount at riskA representative Insured is a person with an attained age of 45, actively at work.
Insurance Cost (of Face Amount), Maximum [Percent]	83.33%
Insurance Cost (of Face Amount), Minimum [Percent]	0.30%
Insurance Cost, Footnotes [Text Block]	Also applies to Individual Policies issued under an Employer-sponsored insurance program established before 1/1/09. (2)Also applies to Individual Policies issued under an Employer-sponsored insurance program established on or after 1/1/09.Cost of insurance charges vary based on the Insured’s Attained Age and rate class. The cost of insurance charge will also vary depending on which charge structure the Contractholder has chosen for the Policies. The cost of insurance charge is greater for participants in a Group Contract that uses a Group B or Group C charge structure than those in a Group Contract that uses a Group A charge structure. The cost of insurance charges shown in the table may not be typical of the charges you will pay. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge(7)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The Mortality and Expense Risk Charge is currently 0.75% (annually) of the net assets of each Division of the Separate Account.
Administrative Expenses, Description [Text Block]	Administrative Charge(5)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Footnotes [Text Block]	The maximum administrative charge we can apply to any Policy can vary but will not exceed the amounts in the table. Please refer to your Policy Schedule Page for the administrative charge that applies to your Policy.
Optional Benefit Expense, Footnotes [Text Block]	Charges for this rider vary based on the Insured's individual characteristics. The rider charges shown in the table may not be representative of the charge that you will pay. Your Policy will indicate the charges applicable to your Policy. More detailed information concerning your charges is available on request from our Administrative Office.(10)Generally, the charge under this rider is assessed per $1.00 of the waived monthly deduction for Certificates under Group Contracts or Individual Policies issued before January 1, 2004. Generally for Certificates under Group Contracts or Individual Policies issued on or after January 1, 2004, the maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, for Certificates under Group Contracts or Individual Policies issued on or after January 1, 2004, the charge for a representative insured is generally also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.(11)The Spouse's life insurance benefit can be provided by rider or by a separate Policy, depending upon what is available under your Group. The charges shown reflect the charges that apply to a Spouse Policy. For a Spouse rider, the minimum and maximum charge is $0.15 to $31.31 per $1,000 of coverage and the charge for a representative Insured is $0.45 per $1,000 of coverage.(12)For Spouse’s Life Insurance Benefit, a representative Insured is an Employee’s Spouse that has an attained age of 45.
Other Annual Expense, Description [Text Block]	Loan Interest Spread(8)
Other Annual Expense, When Deducted [Text Block]	Annually
Other Annual Expense (of Face Amount), Maximum [Percent]	3.00%
Other Annual Expense, Footnotes [Text Block]	The maximum amount of interest we charge is 8% and the minimum amount of interest we credit is 5% for a maximum loan interest spread of 3%.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.09%	1.26%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of average net assets)(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	1.26%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKSInvestment Risk If you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including the General Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premium. If you allocate premiums to the General Account, then we credit your Cash Value in the General Account with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 4% (3% if the General Account is first made available under the Policy on or after May 1, 2011). Risk of an Increase in Current Fees and Expenses Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force. Policy Lapse If your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Policy may enter a 62-day grace period. A shorter grace period applies to the Contractholder (the Employer) of the Group Contract. We will notify you that the Policy will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Policy also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Policy will be in default and you must pay a specified amount of new premium to prevent your Policy from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Policy within five years after the date of lapse and before the Maturity Date. In certain situations your Policy may also terminate if your Employer ends its participation in the Group Contract.Limitations on Access to Cash ValueWe limit partial withdrawals of Cash Value from the Policies. You may not take a partial withdrawal in the first Policy Year. Thereafter, you may make up to one partial withdrawal each Policy Month. The minimum amount of a partial withdrawal, net of any transaction charges, is currently $200. The minimum amount that can be withdrawn from any one Division or from the General Account is the lesser of $50 or the Policy’s Cash Value in that Division or in the General Account. The maximum amount that can be withdrawn, including the partial withdrawal transaction charge, is the Loan Value. Limitations on TransfersWe do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio’s prospectus for more details. The minimum amount that you must transfer is currently $250, or, if less, the Policy’s Cash Value in a Division or in the General Account. We are not currently enforcing this restriction for transfers from the General Account but reserve the right to do so in the future.Tax Treatment To qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. Depending on the total amount of premiums you pay, the Policy may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2.Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Policy-related tax matters. Surrender and Partial Withdrawals (Short-Term Investment Risk)We designed the Policy to meet long-term financial goals. To best realize the benefits available through the Policy, including the benefit of tax deferred build-up of Cash Value, you should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy in the near future. The Policy is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Policy will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Policy. Partial withdrawals may have tax consequences and may increase the risk that your Policy will lapse. Loans A Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Policy Loan from the Divisions of the Separate Account and/or the General Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Policy, by the amount of any Indebtedness. Your Policy may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Policy Loan may have tax consequences. If you surrender the Policy or allow the Policy to lapse or if the Policy terminates while a Policy Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. Pandemics and Other Public Health Issues, and Other EventsPandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.CybersecurityOur business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate accumulation unit values; cause the release and possible loss or destruction of confidential Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.Terrorism and Security RiskThe continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.Insurance Company RisksPolicies are subject to the risks related to Metropolitan Life. Any obligations (including under any General Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.Technology RiskOur business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	POLICY BENEFITSStandard Death BenefitAs long as the Policy remains in force, we will pay the death benefit proceeds to the Beneficiary once we receive at our Administrative Office (i) satisfactory proof of the Insured’s death, (ii) instructions on how to pay the proceeds, and (iii) any other documents, forms and information we need. We may require you to return the Policy. (If the Beneficiary dies before the Insured, we will generally pay the insurance proceeds, in a single sum, to the Owner, or, if the Owner is not living, to the Owner’s estate.) Payment of death benefit proceeds will not be affected by termination of the Group Contract, the Employer-sponsored insurance program, or an Employee’s employment. Death benefit proceeds equal: ●the death benefit (described below); plus ●any additional insurance provided by rider; minus ●any unpaid monthly deductions; minus ●any outstanding Indebtedness. An increase in Face Amount will increase the death benefit, and a decrease in Face Amount will decrease the death benefit. We may further adjust the amount of the death proceeds under certain circumstances. If you have a rider permitting the accelerated payment of death benefit proceeds, the death benefit may be paid in a single sum before the death of the Insured, and would be less than otherwise would be paid upon the death of the Insured. Payment of the Death BenefitDeath benefit proceeds under the Policy ordinarily will be paid within seven days after we receive proof of the Insured’s death and all other documentation required at our Administrative Office. Payment may, however, be postponed in certain circumstances. (See “General Matters Relating to the Policy — Postponement of Payments.”) The death benefit will be reduced by any outstanding Indebtedness and any due and unpaid Monthly Deduction accruing during a grace period. We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds. We will pay interest on the proceeds as required by the applicable state law. Unless otherwise requested and subject to state law, the Policy’s death proceeds will generally be paid to the Beneficiary through a settlement option called the Total Control Account (if the death proceeds meet the required minimum). The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Policy surrender proceeds paid into a Total Control Account established for you. Assets backing the Total Control Account are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Account, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency. Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of two to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, including complete names and complete contact information, if and as it changes. You should contact our Administrative Office in order to make a change to your Beneficiary designation. Standard Death Benefit OptionsThe Policy provides two death benefit options: a “Level Type” death benefit (“Option A”) and an “Increasing Type” death benefit (“Option B”). Under certain Group Contracts and Employer-sponsored insurance programs, however, Option B may be the only death benefit option presented. We calculate the amount available under each death benefit option as of the date of the Insured’s death. Under Option A, the death benefit is: ●the current Face Amount of the Policy; or if greater, ●the applicable percentage of Cash Value on the date of death.The applicable percentage is 250% for an Insured Attained Age 40 or below on the Policy Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Policy Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95. Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Policy; or if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A.The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount). Changing Death Benefit OptionsAfter the first Policy Anniversary, you may change the death benefit option. We reserve the right to limit the number of changes in death benefit options to one per Policy Year. A request for a change must be made to our Administrative Office in writing. The effective date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase.Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the effective date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $25,000. If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the effective date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face AmountYou select the Face Amount when applying for the Policy. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Policy (without changing the death benefit option) after the first Policy Anniversary. We reserve the right to limit the number of changes in the Face Amount to one per Policy Year. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The Insured must have an Attained Age of 80 or less on the effective date of the increase. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Policy. The maximum Face Amount varies by Group Contract. However, in connection with a particular Group Contract or Employer-sponsored insurance program, we may establish a substantially higher Face Amount for Policies issued under that Contract or Employer-sponsored insurance program. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. An increase in the Face Amount may result in certain additional charges. For example, we determine the cost of insurance separately for the initial Face Amount and for any increases in Face Amount. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, generally $25,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”)
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	After the first Policy Anniversary, you may change the death benefit option. We reserve the right to limit the number of changes in death benefit options to one per Policy Year. A request for a change must be made to our Administrative Office in writing. The effective date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase.Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the effective date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $25,000. If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the effective date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face AmountYou select the Face Amount when applying for the Policy. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Policy (without changing the death benefit option) after the first Policy Anniversary. We reserve the right to limit the number of changes in the Face Amount to one per Policy Year. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The Insured must have an Attained Age of 80 or less on the effective date of the increase. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Policy. The maximum Face Amount varies by Group Contract. However, in connection with a particular Group Contract or Employer-sponsored insurance program, we may establish a substantially higher Face Amount for Policies issued under that Contract or Employer-sponsored insurance program. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. An increase in the Face Amount may result in certain additional charges. For example, we determine the cost of insurance separately for the initial Face Amount and for any increases in Face Amount. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, generally $25,000. If, following a decrease in Face Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”)
Charges and Contract Values, Note (N-6) [Text Block]	Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A.The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount).
Item 11. Other Benefits Available (N-6) [Text Block]	ADDITIONAL BENEFITS AND RIDERS In addition to the standard death benefit associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. We currently offer the following riders under the Policy, subject to state availability:
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.
The Insured must have
become disabled before age
65.

Children’s Life Insurance Rider	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Coverage applied for after
Policy issue may be subject to
underwriting.

Spouse’s Life Insurance Benefit	This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Coverage applied for after
Policy issue may be subject to
underwriting.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Accelerated Death Benefit Settlement Option Rider	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Estate Resolution Services Rider	This rider provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The probate services are made available through a MetLife affiliate.
Digital Estate Planning Rider	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Bereavement Services Rider	This benefit provides certain bereavement services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Grief Counseling Services Rider	This benefit provides certain grief counseling services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Funeral Services Rider	This benefit provides certain funeral services to you, your Spouse and children.	Standard	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Dollar Cost Averaging	Allows you to automatically transfer from the DWS Government Money Market VIP Division to other Divisions a predetermined amount of money over a specified period of time.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Additional Insurance Benefits Waiver of Monthly Deductions Rider. This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, as defined in the rider. The insured must provide proof that they are unable to perform any other job for which the insured is fit by education, training or experience. The insured must have become disabled before age 65.For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, we will waive $100 per month so your life insurance coverage remains in force.Children’s Life Insurance Rider. This rider provides for term insurance on the Insured’s children, as defined in the rider. To be eligible for insurance under the rider, the child to be insured must not be confined in a hospital at the time the application is signed. The death benefit will be payable to the named Beneficiary upon the death of any insured child. Upon receipt at our Administrative Office of proof of the Insured’s death before the rider terminates, the rider will be continued on a fully paid-up term insurance basis.For example, if you have $5,000 of coverage under this rider, and your child dies while the child rider is in force, we will pay $5,000 in death benefit to the Beneficiary upon the death of the child.Spouse’s Life Insurance Benefit. The Spouse’s Life Insurance Benefit can be provided by rider or by a separate Policy, depending upon what is available under your Group. This benefit provides insurance on the Employee’s Spouse, as defined in the rider or Policy, as applicable. To be eligible for insurance under the benefit, the Spouse must provide evidence of insurability at the time the application is signed. The death benefit will be payable to the named Beneficiary upon the death of the Spouse. Under the Spouse’s life insurance rider, if we receive at our Administrative Office proof of the Insured’s death before the Policy Anniversary nearest the Spouse’s 65th birthday, a limited 60-day continuation and exchange period begins, during which this rider may be exchanged for a new fixed-benefit policy on the life of the Spouse. If the Spouse’s Policy was owned by the Employee, then the Employee’s estate can continue the coverage, make an ownership change or surrender the Policy. If the Spouse’s Policy is surrendered, the Spouse can convert the coverage to an Individual Policy. If the Spouse’s Policy is owned by the Spouse, then the Spouse’s Policy will continue after the death of the Employee. The Spouse’s Life Insurance Rider differs from a Spouse’s Policy in that the rider provides only term insurance on the life of the Spouse and does not provide for the accumulation of its own Cash Value.For example, if you have $10,000 of coverage under this benefit, and your legal Spouse dies while the Spouse benefit is in force, we will pay $10,000 in death benefit to the Beneficiary upon the death of the Spouse.Accelerated Death Benefit Settlement Option Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to the Owner if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit.The amount of the death benefit payable under the rider will equal up to 85% of the Face Amount under the Policy on the date we receive satisfactory evidence of the terminal illness as described above, less any Indebtedness. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $100 from the accelerated death benefit at the time it is paid.The federal income tax consequences associated with adding or receiving benefits under the Accelerated Death Benefit Settlement Option Rider are unclear. You should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting an accelerated death benefit payment under this rider.For example, if you are eligible for benefits under the Accelerated Death Benefit Settlement Option Rider and have a Face Amount of $100,000 with no Cash Value, you may elect to receive up to $85,000 of the death benefit proceeds (less any loans and loan interest) prior to Your death.Will Preparation Service Rider. This rider provides you with a will preparation service (“Service”) while this rider and the Policy are in force. This Service is made available to you, at no cost, through a MetLife affiliate (“Affiliate”). This Service provides for a will to be prepared by attorneys designated by the Affiliate for you and your Spouse. If you have a will prepared by an attorney not designated by the Affiliate, you must pay the attorney’s services directly. Upon proof of such payment, you will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount you paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, if you decide that you would like to have a codicil to your will prepared, this Service enables you to work one-on-one with an attorney, in-person, on the phone, or online to prepare the codicil to your will free of charge, subject to state variations.Estate Resolution Services Rider. If you or your Spouse die while this rider and the Policy are in force, a probate benefit (the “Benefit”) will be made available to the estate of the deceased. The Benefit is available through an Affiliate. The Benefit provides for certain probate services to be made available, free of charge, by attorneys designated by the Affiliate. If probate services are provided by an attorney not designated by the Affiliate, the estate of the deceased must pay for those attorney’s services directly. Upon proof of such payment, the estate of the deceased will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount such estate paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, the executor of your estate may use the Benefit to receive unlimited consultations, either face-to-face with an attorney or by phone to assist in settling your estate.Digital Estate Planning. A Digital Estate Planning Platform is included with Group Variable Universal Life (GVUL) Insurance at no additional cost. MetLife has arranged for this platform to be provided by a MetLife affiliate (the "Affiliate"). This platform will be made available to Employees and their Spouses through legalplans.com/estateplanning and includes facilitation of the selection, completion and execution of common estate planning documents.Beneficiary and Bereavement Services. Beneficiary and Bereavement Services are included with Group Variable Universal Life (GVUL) Insurance for no additional premium. MetLife may arrange for some portion of these services to be provided to Owners and Beneficiaries by a third-party provider.Grief Counseling Services Rider. Employees who become insured under the Group Contract are eligible to receive non-insured grief counseling services at no additional premium. MetLife has arranged for these services to be provided to Employees through a third-party service provider. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider.Funeral Services Discount Disclosure. Employees who become insured under the Group Contract are eligible to receive discounts of up to 10% off the service provider’s standard price for certain funeral services including funeral, cremation and cemetery products and services provided by a third-party national network of funeral and funeral planning providers while such insurance remains in effect.Automatic Investment StrategiesDollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the DWS Government Money Market VIP Division to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Policy’s Cash Value in the DWS Government Money Market VIP Division must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100.Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels.For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the DWS Government Money Market VIP Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Policy anniversary or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend).Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.For example, if you allocated 25% to each of four Divisions, after the close of business on your Policy anniversary, or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Policy’s Cash Value in each Division.The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Policy.
Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.
The Insured must have
become disabled before age
65.

Children’s Life Insurance Rider	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Coverage applied for after
Policy issue may be subject to
underwriting.

Spouse’s Life Insurance Benefit	This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Coverage applied for after
Policy issue may be subject to
underwriting.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Accelerated Death Benefit Settlement Option Rider	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Estate Resolution Services Rider	This rider provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The probate services are made available through a MetLife affiliate.
Digital Estate Planning Rider	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Bereavement Services Rider	This benefit provides certain bereavement services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Grief Counseling Services Rider	This benefit provides certain grief counseling services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Funeral Services Rider	This benefit provides certain funeral services to you, your Spouse and children.	Standard	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Dollar Cost Averaging	Allows you to automatically transfer from the DWS Government Money Market VIP Division to other Divisions a predetermined amount of money over a specified period of time.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.

Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICYThe following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000242. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
*The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.##Effective April 28, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio) of the Brighthouse Funds Trust I merged with and into the SSGA Emerging Markets Enhanced Index Portfolio of Brighthouse Funds Trust I. Values prior to April 28, 2025 reflect the performance of the SSGA Emerging Markets Enhanced Index Portfolio II.The fee and expense information regarding the Portfolios was provided by those Portfolios.
Prospectuses Available [Text Block]	The following is a list of the Portfolios currently available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000242. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	All-Cap Opportunities Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)	0.80%	16.30%	12.22%	16.93%
US Equity	Contrafund® Portfolio - Initial Class Fidelity Management & Research Company LLC	0.54%	21.52%	15.37%	15.78%
International Equity	DWS CROCI® International VIP* - Class A DWS Investment Management Americas Inc.	0.79%	44.90%	10.86%	8.21%
US Fixed Income	DWS Government Money Market VIP - Class A DWS Investment Management Americas Inc.	0.39%	3.96%	2.97%	1.87%
US Equity	Equity-Income Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	19.02%	12.51%	11.60%
Target Date	Freedom 2010 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.38%	10.53%	3.15%	5.73%
Target Date	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.44%	13.33%	4.84%	7.38%
Target Date	Freedom 2030 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.49%	15.52%	6.25%	8.88%
Target Date	Freedom 2040 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.57%	18.79%	9.01%	10.87%
Target Date	Freedom 2050 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.60%	19.79%	9.43%	11.08%
Target Date	Freedom 2060 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.60%	19.83%	9.44%	—
US Equity	Growth Portfolio - Initial Class Fidelity Management & Research Company LLC	0.55%	14.92%	13.70%	17.45%
US Equity	Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC Subadviser: Geode Capital Management, LLC	0.09%	17.78%	14.31%	14.70%
US Fixed Income	Limited-Term Bond Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)	0.50%	5.71%	2.17%	2.34%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Global Equity	MFS® Global Equity Series* - Initial Class Massachusetts Financial Services Company	0.93%	13.59%	5.72%	8.91%
US Equity	MFS® Growth Series* - Initial Class Massachusetts Financial Services Company	0.73%	12.19%	11.10%	15.60%
US Equity	Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC	0.55%	11.75%	10.10%	10.59%
Allocation	Moderate Allocation Portfolio* - T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates) Subadviser: T. Rowe Price Hong Kong Limited & T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd	0.85%	14.50%	5.50%	7.84%
US Fixed Income	Putnam VT High Yield Fund - Class IA Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC Franklin Templeton Investment Management Limited	0.71%	8.86%	4.28%	5.94%
US Fixed Income	Putnam VT Income Fund - Class IA Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC Franklin Templeton Investment Management Limited	0.57%	7.45%	-0.89%	2.15%
US Equity	Putnam VT Large Cap Growth Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	0.62%	14.58%	13.71%	17.95%
US Equity	Putnam VT Large Cap Value Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	0.54%	20.66%	15.68%	13.58%
US Equity	Putnam VT Sustainable Leaders Fund - Class IA Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	0.63%	10.99%	10.62%	14.98%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
International Equity	State Street Emerging Markets Enhanced Index Portfolio - Class A (formerly known as SSGA Emerging Markets Enhanced Index Portfolio## - Class A) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.55%	34.45%	6.31%	—

Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Investment Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Investment Risk If you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including the General Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio’s prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premium. If you allocate premiums to the General Account, then we credit your Cash Value in the General Account with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 4% (3% if the General Account is first made available under the Policy on or after May 1, 2011).
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Risk of An Increase In Current Fees and Expenses
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of an Increase in Current Fees and Expenses Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Limitations on Access to Cash Value
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on Access to Cash ValueWe limit partial withdrawals of Cash Value from the Policies. You may not take a partial withdrawal in the first Policy Year. Thereafter, you may make up to one partial withdrawal each Policy Month. The minimum amount of a partial withdrawal, net of any transaction charges, is currently $200. The minimum amount that can be withdrawn from any one Division or from the General Account is the lesser of $50 or the Policy’s Cash Value in that Division or in the General Account. The maximum amount that can be withdrawn, including the partial withdrawal transaction charge, is the Loan Value.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Limitations on Transfers
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on TransfersWe do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Policy year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio’s prospectus for more details. The minimum amount that you must transfer is currently $250, or, if less, the Policy’s Cash Value in a Division or in the General Account. We are not currently enforcing this restriction for transfers from the General Account but reserve the right to do so in the future.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Tax Treatment
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax Treatment To qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Policy to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Policy was issued. Depending on the total amount of premiums you pay, the Policy may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2.Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Surrender and Withdrawal Risks-Short Term Investment Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Surrender and Partial Withdrawals (Short-Term Investment Risk)We designed the Policy to meet long-term financial goals. To best realize the benefits available through the Policy, including the benefit of tax deferred build-up of Cash Value, you should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy in the near future. The Policy is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Policy will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Policy. Partial withdrawals may have tax consequences and may increase the risk that your Policy will lapse.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Loans
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Loans A Policy Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Policy Loan from the Divisions of the Separate Account and/or the General Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Policy, by the amount of any Indebtedness. Your Policy may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Policy Loan may have tax consequences. If you surrender the Policy or allow the Policy to lapse or if the Policy terminates while a Policy Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Pandemics and Other Public Health Issues and Other Events
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Pandemics and Other Public Health Issues, and Other EventsPandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Cybersecurity
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	CybersecurityOur business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate accumulation unit values; cause the release and possible loss or destruction of confidential Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Terrorism and Security Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Terrorism and Security RiskThe continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Technology Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Technology RiskOur business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Policy Lapse
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Policy Lapse If your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Policy may enter a 62-day grace period. A shorter grace period applies to the Contractholder (the Employer) of the Group Contract. We will notify you that the Policy will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Policy also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Policy will be in default and you must pay a specified amount of new premium to prevent your Policy from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Policy within five years after the date of lapse and before the Maturity Date. In certain situations your Policy may also terminate if your Employer ends its participation in the Group Contract.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Risks Associated with Investment Options
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Policy. Each investment option (including any General Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Policy, including loss of principal.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Policies are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Investments in the Policy are subject to the risks related to Metropolitan Life, including any obligations (including under any General Account investment option), guarantees, and benefits of the Policy, including any death benefit, that are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risk [Text Block]	Insurance Company RisksPolicies are subject to the risks related to Metropolitan Life. Any obligations (including under any General Account investment option), guarantees, and benefits of the Policy are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting https://www.metlife.com/about-us/corporate-profile/ratings.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Freedom 2020 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2020 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Freedom 2030 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2030 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	8.88%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Freedom 2040 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2040 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Freedom 2050 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2050 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.79%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	11.08%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Freedom 2060 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2060 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	9.44%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Limited-Term Bond Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Limited-Term Bond Portfolio* -
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	2.34%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | MetLife Russell 2000 Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Equity-Income Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Equity-Income Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Growth Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Growth Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Index 500 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Index 500 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | MFS Global Equity Series - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Global Equity Series* - Initial Class
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	5.72%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | MFS Growth Series - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Growth Series* - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	15.60%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Moderate Allocation Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Portfolio* -
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited & T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | All-Cap Opportunities Portfolio
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	All-Cap Opportunities Portfolio* -
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc. (T. Rowe Price or Price Associates)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	12.22%
Average Annual Total Returns, 10 Years [Percent]	16.93%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Contrafund Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Contrafund® Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | DWS CROCI International VIP - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS CROCI® International VIP* - Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	44.90%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	8.21%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | DWS Government Money Market VIP - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Government Money Market VIP - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	3.96%
Average Annual Total Returns, 5 Years [Percent]	2.97%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Freedom 2010 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Freedom 2010 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	Target Date
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	10.53%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Mid Cap Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Portfolio - Initial Class
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Putnam VT High Yield Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT High Yield Fund - Class IA
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLCFranklin Templeton Investment Management Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	8.86%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Putnam VT Income Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Income Fund - Class IA
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLCFranklin Templeton Investment Management Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.45%
Average Annual Total Returns, 5 Years [Percent]	(0.89%)
Average Annual Total Returns, 10 Years [Percent]	2.15%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Putnam VT Large Cap Growth Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund - Class IA
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	14.58%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.95%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Putnam VT Large Cap Value Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IA
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	15.68%
Average Annual Total Returns, 10 Years [Percent]	13.58%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Putnam VT Sustainable Leaders Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund - Class IA
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	10.99%
Average Annual Total Returns, 5 Years [Percent]	10.62%
Average Annual Total Returns, 10 Years [Percent]	14.98%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | State Street Emerging Markets Enhanced Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	State Street Emerging Markets Enhanced Index Portfolio - Class A (formerly known as SSGA Emerging Markets Enhanced Index Portfolio## - Class A)
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Previously Offered [Member]
Item 2. Key Information [Line Items]
Insurance Cost (of Face Amount), Maximum [Percent]	31.31%
Insurance Cost (of Face Amount), Minimum [Percent]	0.15%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Waiver of Monthly Deductions Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly DeductionsRider(9),(10)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured(4)$0.07 per$1.00 ofwaivedmonthly deduction$0.00 per$1,000 ofnet amountat risk$0.00 per$1,000 ofnet amountat risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.31%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.02%
Offered Starting [Date]	Jan. 01, 2009
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly Policy expense charges, upon proof of disability.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.The Insured must have become disabled before age 65.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Operation of Benefit [Text Block]	Waiver of Monthly Deductions Rider. This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, as defined in the rider. The insured must provide proof that they are unable to perform any other job for which the insured is fit by education, training or experience. The insured must have become disabled before age 65.For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, we will waive $100 per month so your life insurance coverage remains in force.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Waiver of Monthly Deductions Rider | Previously Offered 1
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.21%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.01%
Offered Ending [Date]	Jan. 01, 2004
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Waiver of Monthly Deductions Rider | Previously Offered [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.76%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.02%
Offered Starting [Date]	Jan. 01, 2004
Offered Ending [Date]	Dec. 31, 2008
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Will Preparation Service
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Will Preparation Service Rider
Purpose of Benefit [Text Block]	MetLife makes a will preparation service available to you (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The will preparation service is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Will Preparation Service Rider
Operation of Benefit [Text Block]	Will Preparation Service Rider. This rider provides you with a will preparation service (“Service”) while this rider and the Policy are in force. This Service is made available to you, at no cost, through a MetLife affiliate (“Affiliate”). This Service provides for a will to be prepared by attorneys designated by the Affiliate for you and your Spouse. If you have a will prepared by an attorney not designated by the Affiliate, you must pay the attorney’s services directly. Upon proof of such payment, you will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount you paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, if you decide that you would like to have a codicil to your will prepared, this Service enables you to work one-on-one with an attorney, in-person, on the phone, or online to prepare the codicil to your will free of charge, subject to state variations.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Estate Resolution Services
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Estate Resolution Services Rider
Purpose of Benefit [Text Block]	This rider provides certain probate services in the event you or your Spouse dies (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The probate services are made available through a MetLife affiliate.
Name of Benefit [Text Block]	Estate Resolution Services Rider
Operation of Benefit [Text Block]	Estate Resolution Services Rider. If you or your Spouse die while this rider and the Policy are in force, a probate benefit (the “Benefit”) will be made available to the estate of the deceased. The Benefit is available through an Affiliate. The Benefit provides for certain probate services to be made available, free of charge, by attorneys designated by the Affiliate. If probate services are provided by an attorney not designated by the Affiliate, the estate of the deceased must pay for those attorney’s services directly. Upon proof of such payment, the estate of the deceased will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount such estate paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, the executor of your estate may use the Benefit to receive unlimited consultations, either face-to-face with an attorney or by phone to assist in settling your estate.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Digital Estate Planning Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Digital Estate Planning Rider
Purpose of Benefit [Text Block]	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Digital Estate Planning Rider
Operation of Benefit [Text Block]	Digital Estate Planning. A Digital Estate Planning Platform is included with Group Variable Universal Life (GVUL) Insurance at no additional cost. MetLife has arranged for this platform to be provided by a MetLife affiliate (the "Affiliate"). This platform will be made available to Employees and their Spouses through legalplans.com/estateplanning and includes facilitation of the selection, completion and execution of common estate planning documents.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Bereavement Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Bereavement Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain bereavement services to beneficiaries.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Name of Benefit [Text Block]	Bereavement Services Rider
Operation of Benefit [Text Block]	Beneficiary and Bereavement Services. Beneficiary and Bereavement Services are included with Group Variable Universal Life (GVUL) Insurance for no additional premium. MetLife may arrange for some portion of these services to be provided to Owners and Beneficiaries by a third-party provider.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Grief Counseling Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Grief Counseling Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain grief counseling services to beneficiaries.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Name of Benefit [Text Block]	Grief Counseling Services Rider
Operation of Benefit [Text Block]	Grief Counseling Services Rider. Employees who become insured under the Group Contract are eligible to receive non-insured grief counseling services at no additional premium. MetLife has arranged for these services to be provided to Employees through a third-party service provider. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Funeral Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Funeral Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain funeral services to you, your Spouse and children.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Name of Benefit [Text Block]	Funeral Services Rider
Operation of Benefit [Text Block]	Funeral Services Discount Disclosure. Employees who become insured under the Group Contract are eligible to receive discounts of up to 10% off the service provider’s standard price for certain funeral services including funeral, cremation and cemetery products and services provided by a third-party national network of funeral and funeral planning providers while such insurance remains in effect.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Annual Automatic Portfolio Rebalancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Operation of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Policy anniversary or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend).Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.For example, if you allocated 25% to each of four Divisions, after the close of business on your Policy anniversary, or after the close of business on the next business day following your Policy anniversary should your Policy anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Policy’s Cash Value in each Division.The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Policy.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Spouse Term Insurance Benefit
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse’s Life Insurance Benefit(9), (11)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured(12)$0.92 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.15%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Option 1 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under Option A, the death benefit is: ●the current Face Amount of the Policy; or if greater, ●the applicable percentage of Cash Value on the date of death.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Option 2 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Policy; or if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer from the DWS Government Money Market VIP Division to other Divisions a predetermined amount of money over a specified period of time.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Dollar Cost Averaging
Operation of Benefit [Text Block]	Dollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the DWS Government Money Market VIP Division to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Policy’s Cash Value in the DWS Government Money Market VIP Division must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100.Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels.For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the DWS Government Money Market VIP Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Accelerated Death Benefit Settlement Option Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Death Benefit Settlement Option Rider Administrative Charge
Other Transaction Fee, When Deducted [Text Block]	At the time an accelerated death benefit is paid
Other Transaction Fee, Maximum [Dollars]	$ 100
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We do not currently impose this charge.
Name of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider
Purpose of Benefit [Text Block]	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.Payment under this rider may affect eligibility for benefits under state or federal law.
Name of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider
Operation of Benefit [Text Block]	Accelerated Death Benefit Settlement Option Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to the Owner if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit.The amount of the death benefit payable under the rider will equal up to 85% of the Face Amount under the Policy on the date we receive satisfactory evidence of the terminal illness as described above, less any Indebtedness. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $100 from the accelerated death benefit at the time it is paid.The federal income tax consequences associated with adding or receiving benefits under the Accelerated Death Benefit Settlement Option Rider are unclear. You should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting an accelerated death benefit payment under this rider.For example, if you are eligible for benefits under the Accelerated Death Benefit Settlement Option Rider and have a Face Amount of $100,000 with no Cash Value, you may elect to receive up to $85,000 of the death benefit proceeds (less any loans and loan interest) prior to Your death.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Childrens Life Insurance Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Children’s Life Insurance Rider
Purpose of Benefit [Text Block]	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer’s elected rider benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.Coverage applied for after Policy issue may be subject to underwriting.
Name of Benefit [Text Block]	Children’s Life Insurance Rider
Operation of Benefit [Text Block]	Children’s Life Insurance Rider. This rider provides for term insurance on the Insured’s children, as defined in the rider. To be eligible for insurance under the rider, the child to be insured must not be confined in a hospital at the time the application is signed. The death benefit will be payable to the named Beneficiary upon the death of any insured child. Upon receipt at our Administrative Office of proof of the Insured’s death before the rider terminates, the rider will be continued on a fully paid-up term insurance basis.For example, if you have $5,000 of coverage under this rider, and your child dies while the child rider is in force, we will pay $5,000 in death benefit to the Beneficiary upon the death of the child.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Spouse Life Insurance Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Spouse’s Life Insurance Benefit
Purpose of Benefit [Text Block]	This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer’s elected benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.Coverage applied for after Policy issue may be subject to underwriting.
Name of Benefit [Text Block]	Spouse’s Life Insurance Benefit
Operation of Benefit [Text Block]	Spouse’s Life Insurance Benefit. The Spouse’s Life Insurance Benefit can be provided by rider or by a separate Policy, depending upon what is available under your Group. This benefit provides insurance on the Employee’s Spouse, as defined in the rider or Policy, as applicable. To be eligible for insurance under the benefit, the Spouse must provide evidence of insurability at the time the application is signed. The death benefit will be payable to the named Beneficiary upon the death of the Spouse. Under the Spouse’s life insurance rider, if we receive at our Administrative Office proof of the Insured’s death before the Policy Anniversary nearest the Spouse’s 65th birthday, a limited 60-day continuation and exchange period begins, during which this rider may be exchanged for a new fixed-benefit policy on the life of the Spouse. If the Spouse’s Policy was owned by the Employee, then the Employee’s estate can continue the coverage, make an ownership change or surrender the Policy. If the Spouse’s Policy is surrendered, the Spouse can convert the coverage to an Individual Policy. If the Spouse’s Policy is owned by the Spouse, then the Spouse’s Policy will continue after the death of the Employee. The Spouse’s Life Insurance Rider differs from a Spouse’s Policy in that the rider provides only term insurance on the life of the Spouse and does not provide for the accumulation of its own Cash Value.For example, if you have $10,000 of coverage under this benefit, and your legal Spouse dies while the Spouse benefit is in force, we will pay $10,000 in death benefit to the Beneficiary upon the death of the Spouse.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Childrens Term Insurance Benefit
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Children’s Life Insurance Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.41%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Group A
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Administrative Expense, Maximum [Dollars]	$ 6.00
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Group B
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Administrative Expense (of Face Amount), Maximum [Percent]	0.00%
Administrative Expense, Footnotes [Text Block]	For Policies issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Policies.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Group C
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Maximum [Percent]	0.00%
Premium Taxes, Footnotes [Text Block]	For Policies issued under a Group C charge structure, the premium tax charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Policies.
Administrative Expense (of Face Amount), Maximum [Percent]	0.00%
Administrative Expense, Footnotes [Text Block]	For Policies issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Policies.
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Policies issued under Group Contracts
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	For Policies issued under Group Contracts
Sales Load (of Premium Payments), Maximum [Percent]	0.00%
Group and Individual Flexible Premium Variable Life Insurance Policies (Multi Manager D) | Policies treated as individual contracts under the Omnibus Budget Reconciliation Act of 1990
Item 2. Key Information [Line Items]
Sales Load, Description [Text Block]	For Policies treated as individual contracts under Omnibus Budget Reconciliation Act of 1990
Sales Load (of Premium Payments), Maximum [Percent]	1.00%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II)
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	—
Transaction Charges
You may be subject to transaction charges if you surrender your
Certificate or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your
Accelerated Benefits Rider.
Charges and Deductions — Transaction Charges
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the
Certificate is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction
covering the cost of insurance under the Certificate, a monthly administrative charge and charges for optional benefits added by rider. Such fees and expenses are set based on characteristics of the
Insured (e.g., the age and rate class of the covered person) as well as the Group Contract characteristics. Please refer to the
specifications page of your Certificate for applicable rates.

You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:
				Charges and Deductions — Monthly Deduction Charges and Deductions — Mortality and Expense Risk Charge Charges and Deductions — Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.27%	0.71%

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	—

Transaction Charges [Text Block]
Transaction Charges
You may be subject to transaction charges if you surrender your
Certificate or make a partial withdrawal. You also may be charged for other transactions, such as when you make a premium payment, transfer Cash Value between investment options, or exercise your
Accelerated Benefits Rider.
Charges and Deductions — Transaction Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the
Certificate is subject to certain ongoing fees and expenses, including a mortality and expense risk charge and a monthly deduction
covering the cost of insurance under the Certificate, a monthly administrative charge and charges for optional benefits added by rider. Such fees and expenses are set based on characteristics of the
Insured (e.g., the age and rate class of the covered person) as well as the Group Contract characteristics. Please refer to the
specifications page of your Certificate for applicable rates.

You will also bear expenses associated with the Portfolios available under your Certificate, as shown in the following table:
				Charges and Deductions — Monthly Deduction Charges and Deductions — Mortality and Expense Risk Charge Charges and Deductions — Portfolio Charges and Expenses
	ANNUAL FEE	MIN	MAX
	Investment options (Portfolio fees and expenses)	0.27%	0.71%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.27%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.71%
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Certificate, including loss of principal.	Principal Risks
Not a Short-Term Investment
The Certificates are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make
premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Principal Risks
Risks Associated with Investment Options
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the
performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account investment option)
has its own unique risks. You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Investments in the Certificate are subject to the risks related to
Metropolitan Life, including any obligations (including under any
Fixed Account investment option), guarantees, and benefits of the
Certificate, including any death benefit, that are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/
corporate-profile/ratings.
Principal Risks
Contract Lapse
Your Certificate may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Certificate is insufficient to cover the monthly deduction. Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. If the Certificate lapses, no death benefit will be paid. A Certificate may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Principal Risks

Investment Restrictions [Text Block]	Owners may transfer Cash Value between and among the Divisions and the Fixed Account. At the present time, no charge is assessed against the Cash Value of a Certificate when amounts are transferred among the Divisions of the Separate Account and between the Divisions and the Fixed Account, but we reserve the right to impose a charge of $25 to cover administrative costs incurred in processing any transfer in excess of 12 in a Certificate Year. The maximum amount that can be withdrawn in any Certificate Year (through partial withdrawals or transfers) from the Fixed Account is 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four Certificate Years). We are currently not enforcing this restriction for partial withdrawals. Restrictions may apply to frequent transfers.Metropolitan Life reserves the right to remove or substitute Portfolios as investment options that are available under the Certificate.
Optional Benefit Restrictions [Text Block]	Optional benefit availability is subject to your Employer making the benefit available. Depending upon your Employer’s requirements, certain Certificate benefits may only be able to be added to in force Certificates during the Employer’s annual enrollment. With respect to the dependent life benefit (child coverage, or the Spouse Certificate), depending upon your Employer’s elected optional benefit, you may also need to be on active status. You should check with your Employer regarding the availability of optional benefits and whether you need to be on active status to elect the dependent life benefit (child coverage, or the Spouse Certificate).
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Certificate.Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation relating to your ownership of a Certificate. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of your current Certificate. You should only exchange your Certificate if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Certificate.
Item 4. Fee Table [Text Block]	FEE TABLESThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. We may charge fees and use rates that are lower than the maximum guaranteed charges reflected in the tables. The Employer chooses which charges, Group A, Group B or Group C, will apply to the Certificates issued to the Employees of the Employer. Please refer to your Certificate specification page for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Cash Value between investment options.Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Premium Tax Charge	Upon Receipt of Premium Payment	Group A	Group B	Group C
		2.25%	2.25%	No explicit charge(1)
Partial Withdrawal Charge	Upon each partial withdrawal from the Certificate	$25(2)
Transfer Charge	Upon transfer in excess of 12 in a Certificate Year	$25 per transfer(3)
Accelerated Benefits Rider Administrative Charge	At the time an accelerated death benefit is paid	$150(3)
(1)For Certificates issued under a Group C charge structure, the premium tax charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.(2)The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.(3)We do not currently impose this charge.The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate not including Portfolio fees and expenses.Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance Charge(1)
●Minimum and Maximum Charge	Monthly	$0.30 to $43.79 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.76 per $1,000 net amount at risk
Administrative Charge(3)	Monthly	Group A	Group B	Group C
		$6.50	No explicit charge(4)	No explicit charge(4)
Mortality and Expense Risk Charge(5)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread(6)	Annually	2.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(7), (8)
●Minimum and Maximum Charge	Monthly	$0.10 to $0.31 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.00 per $1,000 of net amount at risk
Dependent Life Benefit Rider – Child	Monthly	$0.41 per $1,000 of coverage
Spouse Certificate(7)
●Minimum and Maximum Charge	Monthly	$0.30 to $43.79 per $1,000 of net amount at risk
●Charge for a Representative Insured(9)		$0.76 per $1,000 of net amount at risk
Accidental Death and Dismemberment Insurance Rider(7)
●Minimum and Maximum Charge	Monthly	$0.30 to $43.79 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.76 per $1,000 of net amount at risk
(1)Cost of insurance charges vary based on the Insured’s Attained Age and rate class. The cost of insurance charge will also vary depending on which charge structure the Employer has chosen for the Certificates. The cost of insurance charge is greater for participants in a Plan that uses a Group B or Group C charge structure than those in a Plan that uses a Group A charge structure. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Certificate will indicate the charge structure applicable to your Certificate. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.(2)A representative Insured is a person with an attained age of 43, actively at work.(3)The maximum administrative charge we can apply to any Certificate can vary but will not exceed the amounts in the table. Please refer to the specifications pages of your Certificate for the administrative charge that applies to your Certificate.(4)For Certificates issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.(5)The Mortality and Expense Risk Charge is currently 0.00% (annually) of the net assets of each Division of the Separate Account.(6)While the amount we charge you is guaranteed not to exceed 8% annually and the amount we credit is guaranteed not to be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. We also guarantee that the Loan Interest Spread will not be greater than 2%.(7)Charges for this benefit vary based on the Insured’s individual characteristics. The benefit charges shown in the table may not be representative of the charge that you will pay. Your Certificate will indicate the charges applicable to your Certificate. More detailed information concerning your charges is available on request from our Administrative Office.(8)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.(9)For the Spouse Certificate, a representative Insured is an Employee’s Spouse that has an attained age of 43.The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Certificate. A complete list of the Portfolios available under the Certificate, including their annual expenses, may be found in Appendix A at the back of this document.Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	0.71%

Transaction Expenses [Table Text Block]	Transaction Fees
Charge	When Charge is Deducted	Maximum Amount Deducted
Premium Tax Charge	Upon Receipt of Premium Payment	Group A	Group B	Group C
		2.25%	2.25%	No explicit charge(1)
Partial Withdrawal Charge	Upon each partial withdrawal from the Certificate	$25(2)
Transfer Charge	Upon transfer in excess of 12 in a Certificate Year	$25 per transfer(3)
Accelerated Benefits Rider Administrative Charge	At the time an accelerated death benefit is paid	$150(3)
(1)For Certificates issued under a Group C charge structure, the premium tax charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.(2)The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.(3)We do not currently impose this charge.
Premium Taxes, Description [Text Block]	Premium Tax Charge
Premium Taxes, When Deducted [Text Block]	Upon Receipt of Premium Payment
Other Surrender Fees, Description [Text Block]	Partial Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	Upon each partial withdrawal from the Certificate
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Footnotes [Text Block]	The partial withdrawal charge is equal to the lesser of $25 or 2% of the amount of the withdrawal.
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	Upon transfer in excess of 12 in a Certificate Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	We do not currently impose this charge.
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Portfolio Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges:
Cost of Insurance Charge(1)
●Minimum and Maximum Charge	Monthly	$0.30 to $43.79 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.76 per $1,000 net amount at risk
Administrative Charge(3)	Monthly	Group A	Group B	Group C
		$6.50	No explicit charge(4)	No explicit charge(4)
Mortality and Expense Risk Charge(5)	Daily	0.90% (annually) of the net assets of each Division of the Separate Account
Loan Interest Spread(6)	Annually	2.0%
Optional Benefit Charges:
Waiver of Monthly Deductions Rider(7), (8)
●Minimum and Maximum Charge	Monthly	$0.10 to $0.31 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.00 per $1,000 of net amount at risk
Dependent Life Benefit Rider – Child	Monthly	$0.41 per $1,000 of coverage
Spouse Certificate(7)
●Minimum and Maximum Charge	Monthly	$0.30 to $43.79 per $1,000 of net amount at risk
●Charge for a Representative Insured(9)		$0.76 per $1,000 of net amount at risk
Accidental Death and Dismemberment Insurance Rider(7)
●Minimum and Maximum Charge	Monthly	$0.30 to $43.79 per $1,000 of net amount at risk
●Charge for a Representative Insured(2)		$0.76 per $1,000 of net amount at risk
(1)Cost of insurance charges vary based on the Insured’s Attained Age and rate class. The cost of insurance charge will also vary depending on which charge structure the Employer has chosen for the Certificates. The cost of insurance charge is greater for participants in a Plan that uses a Group B or Group C charge structure than those in a Plan that uses a Group A charge structure. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Certificate will indicate the charge structure applicable to your Certificate. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.(2)A representative Insured is a person with an attained age of 43, actively at work.(3)The maximum administrative charge we can apply to any Certificate can vary but will not exceed the amounts in the table. Please refer to the specifications pages of your Certificate for the administrative charge that applies to your Certificate.(4)For Certificates issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.(5)The Mortality and Expense Risk Charge is currently 0.00% (annually) of the net assets of each Division of the Separate Account.(6)While the amount we charge you is guaranteed not to exceed 8% annually and the amount we credit is guaranteed not to be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. We also guarantee that the Loan Interest Spread will not be greater than 2%.(7)Charges for this benefit vary based on the Insured’s individual characteristics. The benefit charges shown in the table may not be representative of the charge that you will pay. Your Certificate will indicate the charges applicable to your Certificate. More detailed information concerning your charges is available on request from our Administrative Office.(8)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.(9)For the Spouse Certificate, a representative Insured is an Employee’s Spouse that has an attained age of 43.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge(1)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Insured(2)$0.76 per $1,000 net amount at risk
Insurance Cost (of Face Amount), Maximum [Percent]	43.79%
Insurance Cost (of Face Amount), Minimum [Percent]	0.30%
Insurance Cost, Footnotes [Text Block]	Cost of insurance charges vary based on the Insured’s Attained Age and rate class. The cost of insurance charge will also vary depending on which charge structure the Employer has chosen for the Certificates. The cost of insurance charge is greater for participants in a Plan that uses a Group B or Group C charge structure than those in a Plan that uses a Group A charge structure. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Certificate will indicate the charge structure applicable to your Certificate. More detailed information concerning your cost of insurance charges is available on request from our Administrative Office.A representative Insured is a person with an attained age of 43, actively at work.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge(5)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The Mortality and Expense Risk Charge is currently 0.00% (annually) of the net assets of each Division of the Separate Account.
Administrative Expenses, Description [Text Block]	Administrative Charge(3)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Footnotes [Text Block]	The maximum administrative charge we can apply to any Certificate can vary but will not exceed the amounts in the table. Please refer to the specifications pages of your Certificate for the administrative charge that applies to your Certificate.
Optional Benefit Expense, Footnotes [Text Block]	Charges for this benefit vary based on the Insured’s individual characteristics. The benefit charges shown in the table may not be representative of the charge that you will pay. Your Certificate will indicate the charges applicable to your Certificate. More detailed information concerning your charges is available on request from our Administrative Office.(8)The maximum charge for this rider does not increase the maximum charge outlined under the maximum charge of the Cost of Insurance Charge. Similarly, the charge for a representative insured is also $0.00 per $1,000 of the net amount at risk because the charge is included in the current Cost of Insurance Charge.
Other Annual Expense, Description [Text Block]	Loan Interest Spread(6)
Other Annual Expense, When Deducted [Text Block]	Annually
Other Annual Expense (of Face Amount), Maximum [Percent]	2.00%
Other Annual Expense, Footnotes [Text Block]	While the amount we charge you is guaranteed not to exceed 8% annually and the amount we credit is guaranteed not to be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. We also guarantee that the Loan Interest Spread will not be greater than 2%.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of average net assets) (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	0.71%

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses (as a percentage of average net assets)(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	0.71%
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKSInvestment RiskIf you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including the Fixed Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio's prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Certificate fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Certificate could lapse without value, unless you pay additional premium. If you allocate premiums to the Fixed Account, then we credit your Cash Value in the Fixed Account with a declared rate of interest. You assume the risk that the interest rate on the Fixed Account may decrease, although it will never be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%. Risk of an Increase in Current Fees and ExpensesCertain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Certificate in force. Certificate LapseIf your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Certificate may enter a 62-day grace period. We will notify you that the Certificate will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Certificate also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Certificate will be in default and you must pay a specified amount of new premium to prevent your Certificate from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Certificate within three years after the date of lapse and before the Maturity Date. In certain situations your Certificate may also terminate if your Employer ends its participation in the Group Policy.Limitations on Access to Cash ValueWe limit partial withdrawals of Cash Value from the Certificates to amounts not less than $200 and we reserve the right to limit withdrawals you request from the Fixed Account, to not more than the 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four Certificate Years).Limitations on TransfersWe do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Certificate Year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio's prospectus for more details. The minimum amount you must transfer is $200 or, if less, the total amount in an investment option. We are not currently enforcing this restriction for transfers from the Fixed Account but reserve the right to do so in the future. We reserve the right to limit transfers from the Fixed Account in any Certificate Year to 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four Certificate Years).Tax TreatmentTo qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Certificate must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Certificate should satisfy the applicable requirements. If it is subsequently determined that a Certificate does not satisfy the applicable requirements, we may take appropriate steps to bring the Certificate into compliance with such requirements and we reserve the right to restrict Certificate transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Certificate to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Certificate was issued. Depending on the total amount of premiums you pay, the Certificate may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Certificate is treated as a MEC, then surrenders, partial withdrawals, and loans under the Certificate will be taxable as ordinary income to the extent there are earnings in the Certificate. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2.Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Certificate-related tax matters. Surrender and Partial Withdrawals (Short-Term Investment Risk)We designed the Certificate to meet long-term financial goals. To best realize the benefits available through the Certificate, including the benefit of tax deferred build-up of Cash Value, you should purchase the Certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Certificate if you intend to surrender all or part of the Certificate in the near future. The Certificate is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Certificate will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Certificate. Partial withdrawals may have tax consequences and may increase the risk that your Certificate will lapse. LoansA Certificate Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Certificate Loan from the Divisions of the Separate Account and/or the Fixed Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Certificate, by the amount of any Indebtedness. Your Certificate may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Certificate Loan may have tax consequences. If you surrender the Certificate or allow the Certificate to lapse or if the Certificate terminates while a Certificate Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly. Pandemics and Other Public Health Issues, and Other EventsPandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods. CybersecurityOur business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Certificate transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate the Cash Value in each Division; cause the release and possible loss or destruction of confidential Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.Terrorism and Security RiskThe continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.Insurance Company RisksCertificates are subject to the risks related to Metropolitan Life. Any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Certificate are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting www.metlife.com/about-us/corporate-profile/ratings.Technology RiskOur business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	CERTIFICATE BENEFITSStandard Death BenefitAs long as the Certificate remains in force, we will pay the death benefit proceeds to the Beneficiary once we receive at our Administrative Office (i) satisfactory proof of the Insured’s death, (ii) instructions on how to pay the proceeds, and (iii) any other documents, forms and information we need. We may require you to return the Certificate. Death benefit proceeds equal: ●the death benefit (described below); plus ●any additional insurance provided by rider; minus ●any unpaid monthly deductions; minus ●any outstanding Indebtedness. An increase in Face Amount will increase the death benefit, and a decrease in Face Amount will decrease the death benefit. We may further adjust the amount of the death proceeds under certain circumstances. If you have a rider permitting the accelerated payment of death benefit proceeds, the death benefit may be paid in a single sum before the death of the Insured, and would be less than otherwise would be paid upon the death of the Insured. Payment of the Death BenefitDeath benefit proceeds under the Certificate ordinarily will be paid within seven days after we receive proof of the Insured’s death and all other documentation required at our Administrative Office. Payment may, however, be postponed in certain circumstances. (See “General Matters Relating to the Certificate — Postponement of Payments.”) The death benefit will be reduced by any outstanding Indebtedness and any due and unpaid monthly deduction accruing during a grace period. We will pay the proceeds in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds. We will pay interest on the proceeds as required by the applicable state law. Unless otherwise requested and subject to state law, the Certificate’s death proceeds will generally be paid to the Beneficiary through a settlement option called the Total Control Account (if the death proceeds meet the required minimum). The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Certificate surrender proceeds paid into a Total Control Account established for you. Assets backing the Total Control Accounts are maintained in our General Account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency. Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of two to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Certificate’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, including complete names and complete contact information, if and as it changes. You should contact our Administrative Office in order to make a change to your Beneficiary designation. Standard Death Benefit OptionsThe Certificate provides two death benefit options: a “Level Type” death benefit (“Option A”) and an “Increasing Type” death benefit (“Option B”). Under certain Plans, however, Option B may be the only death benefit option presented. We calculate the amount available under each death benefit option as of the date of the Insured’s death. Under Option A, the death benefit is: ●the current Face Amount of the Certificate or, if greater, ●the applicable percentage of Cash Value on the date of death. The applicable percentage is 250% for an Insured Attained Age 40 or below on the Certificate Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Certificate Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95. Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Certificate or, if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A. The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount). Changing Death Benefit OptionsAfter the first Certificate Anniversary, you may change the death benefit option. A request for a change must be made to our Administrative Office in writing. The effective date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase.Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the effective date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $10,000.If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the effective date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Certificate being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face AmountYou select the Face Amount when applying for the Certificate. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Certificate (without changing the death benefit option) after the first Certificate Anniversary. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Certificate. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. If you are paying premiums under a Payroll Deduction Plan, however, you may increase the Face Amount and under certain conditions may do so without providing evidence of insurability. These conditions vary from Plan to Plan and may include a change in family status due to marriage, divorce or the addition of a child (subject to maximum increase amounts), or an increase in your salary provided you have not previously declined any such increase in your Face Amount. The conditions and requirements that apply to your Plan are set forth in the Certificate. If evidence of insurability is not required, the increase will generally become effective on the Monthly Anniversary on or following the date of the request. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, $10,000. If, following a decrease in Face Amount, the Certificate would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”) Mandatory Face Amount Decreases Provision. Your Certificate may contain a provision that would reduce the Face Amount as the Insured attains various ages. The ages at which a reduction will be triggered and the amount of the reduction may vary from Plan to Plan but will apply consistently to all Certificates issued under the Plan. Please refer to your Certificate to determine if it contains this provision and if so, what ages and percentages apply. An example of how the provision will work is as follows: a Certificate may provide that on or after age 65, the Face Amount will be reduced to 65% of the Face Amount in effect on the day before the Insured’s 65th birthday (the “pre-65 Face Amount”). At age 70, the Face Amount will be 45% of the pre-65 Face Amount, at age 75, the Face Amount will be 30% of the pre-65 Face Amount and at age 80 or older, the Face Amount will be 20% of the pre-65 Face Amount. A decrease in the Face Amount will result in a decrease in Death Benefit. If, following a decrease in Face Amount, the Certificate would not comply with the maximum premium limitations required by federal law, we will (at your election) either limit the decrease or return Cash Value to the Owner to the extent necessary to meet those requirements.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	After the first Certificate Anniversary, you may change the death benefit option. A request for a change must be made to our Administrative Office in writing. The effective date of such a change will be the Monthly Anniversary on or following the date we receive the change request. If an increase in Face Amount precedes or occurs concurrently with a change in death benefit option, the cost of insurance charge may be different for the amount of the increase.Changing the death benefit option may result in a change in Face Amount. If an Owner changes from Option A to Option B, the Face Amount after the change will equal the Face Amount before the change LESS the Cash Value on the effective date of the change. Any written request to change from Option A to Option B must be accompanied by satisfactory evidence of insurability. We will not accept a change from Option A to Option B if doing so would reduce the Face Amount to less than $10,000.If an Owner changes from Option B to Option A, the Face Amount after the change will equal the Face Amount before the change PLUS the Cash Value on the effective date of change. We will not impose any charges in connection with a change in death benefit option. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Certificate being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options. Changing Face AmountYou select the Face Amount when applying for the Certificate. Subject to certain limitations set forth below, you may increase or decrease the Face Amount of a Certificate (without changing the death benefit option) after the first Certificate Anniversary. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. Changing the Face Amount also may have federal income tax consequences and you should consult a tax adviser before doing so. Face Amount Increases. You may increase the Face Amount by submitting a written request and providing satisfactory evidence of insurability. If approved, the increase will become effective on the Monthly Anniversary on or following receipt at our Administrative Office of the satisfactory evidence of insurability. The amount of the increase may not be less than $5,000, and the Face Amount may not be increased to more than the maximum Face Amount for that Certificate. Although an increase need not necessarily be accompanied by additional premium, the Cash Surrender Value in effect immediately after the increase must be sufficient to cover the next monthly deduction. If you are paying premiums under a Payroll Deduction Plan, however, you may increase the Face Amount and under certain conditions may do so without providing evidence of insurability. These conditions vary from Plan to Plan and may include a change in family status due to marriage, divorce or the addition of a child (subject to maximum increase amounts), or an increase in your salary provided you have not previously declined any such increase in your Face Amount. The conditions and requirements that apply to your Plan are set forth in the Certificate. If evidence of insurability is not required, the increase will generally become effective on the Monthly Anniversary on or following the date of the request. Face Amount Decreases. You may decrease the Face Amount by written request to us. Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following our receipt of the written request. The amount of the requested decrease must be at least $5,000 and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount, $10,000. If, following a decrease in Face Amount, the Certificate would not comply with the maximum premium limitations required by federal tax law, we will (at your election) either limit the decrease or return Cash Value to you to the extent necessary to meet those requirements. A decrease in the Face Amount generally will reduce the net amount at risk, which will reduce the cost of insurance charges. (See “Charges and Deductions — Cost of Insurance Charge.”) Mandatory Face Amount Decreases Provision. Your Certificate may contain a provision that would reduce the Face Amount as the Insured attains various ages. The ages at which a reduction will be triggered and the amount of the reduction may vary from Plan to Plan but will apply consistently to all Certificates issued under the Plan. Please refer to your Certificate to determine if it contains this provision and if so, what ages and percentages apply. An example of how the provision will work is as follows: a Certificate may provide that on or after age 65, the Face Amount will be reduced to 65% of the Face Amount in effect on the day before the Insured’s 65th birthday (the “pre-65 Face Amount”). At age 70, the Face Amount will be 45% of the pre-65 Face Amount, at age 75, the Face Amount will be 30% of the pre-65 Face Amount and at age 80 or older, the Face Amount will be 20% of the pre-65 Face Amount. A decrease in the Face Amount will result in a decrease in Death Benefit. If, following a decrease in Face Amount, the Certificate would not comply with the maximum premium limitations required by federal law, we will (at your election) either limit the decrease or return Cash Value to the Owner to the extent necessary to meet those requirements.
Charges and Contract Values, Note (N-6) [Text Block]	Which Death Benefit Option to Choose. Owners who prefer to have favorable investment performance reflected in higher death benefits for the same Face Amount generally should select Option B. Owners who prefer to have favorable investment performance reflected in lower cost of insurance charges for the same Face Amount generally should select Option A. The amount of the death benefit may vary with the amount of the Cash Value. Under Option A, the death benefit will vary as the Cash Value varies whenever the Cash Value multiplied by the applicable percentage exceeds the Face Amount. Under Option B, the amount of the death benefit will always vary as the Cash Value varies (but will never be less than the Face Amount).
Item 11. Other Benefits Available (N-6) [Text Block]	ADDITIONAL BENEFITS AND RIDERS In addition to the standard death benefit associated with your Certificate, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table. We currently offer the following riders under the Certificate, subject to state availability:
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly certificate expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

The Insured must have
become disabled before age
60.

Dependent Life Benefit Rider - Child	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Coverage applied for after
Certificate issue may be
subject to underwriting.

Spouse Certificate	A Certificate may be purchased upon the life of the Spouse with its own death benefit. This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Coverage applied for after
Certificate issue may be
subject to underwriting.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Accelerated Benefits Rider
Under this rider, you may
receive an accelerated
payment of a portion of your
death benefit if the Insured is
terminally ill and expected to
die within less than 12
months (subject to state
variations).
Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

Accidental Death and Dismemberment Benefit
This rider provides for the
payment of an insurance
benefit if the Insured sustains
an accidental injury that is
the direct and sole cause of
the Insured’s death or the
Insured’s loss of a body part
or bodily function.
Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Paid-Up Certificate Benefit	Terminates the death benefit (and any riders in effect) and uses all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit.	Standard
The paid-up benefit must not
be more than can be
purchased using the
Certificate’s Cash Surrender
Value, more than the death
benefit under the Certificate
at the time you choose to use
this provision, or less than
$10,000.

Once you have elected a
paid-up benefit, you may no
longer allocate Cash Value to
the Separate Account or the
Fixed Account.

Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service rider is made available through a MetLife affiliate.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Estate Resolution Services Rider	This benefit provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The probate services are made available through a MetLife affiliate.
Digital Estate Planning Rider	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Bereavement Services Rider	This benefit provides certain bereavement services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Grief Counseling Services Rider	This benefit provides certain grief counseling services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Funeral Services Rider	This benefit provides certain funeral services to you, your Spouse and children.	Standard	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Dollar Cost Averaging Automatic Investment Strategy	Allows you to automatically transfer a predetermined amount of money from the Division that invests in the money market fund or an ultra short-term fund to a number of available Divisions.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Additional Insurance BenefitsWaiver of Monthly Deductions Rider. This rider provides for the waiver of monthly deductions while the Insured is totally disabled, as defined in the rider. The Insured must provide proof that they are unable to perform any other job for which the Insured is fit by education, training or experience. The Insured must have become disabled before age 60. The charge under this rider is assessed by increasing the applicable cost of insurance rates.This waiver applies to both the GVUL insurance coverage and any associated rider coverages but does not include any optional investment premium or separate Spouse Certificate.For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, we will waive $100 per month so your life insurance coverage remains in force. Dependent Life Benefit Rider - Child coverage. This rider provides for term insurance on the Insured’s children as defined in the rider. The death benefit will be payable to the named Beneficiary upon the death of any insured child. Under certain conditions, the rider may be exchanged for an individual life insurance policy. The charge for this rider is assessed per $1,000 of insurance coverage provided.For example, if you elected to purchase this rider on your children, and you have $5,000 of coverage under this rider, and your child dies while the child rider is in force, we will pay $5,000 in death benefit to the Beneficiary upon the death of the child.Spouse Certificate. This Certificate provides insurance coverage under a group universal or group variable universal life certificate.For example, if you elected to purchase a Spouse Certificate with a $50,000 death benefit and the Spouse dies, we will pay $50,000 to the Beneficiary.Accidental Death and Dismemberment Insurance Rider. This rider provides for the payment of an insurance benefit if the Insured sustains an accidental injury that is the direct and sole cause of the Insured’s death or the Insured’s loss of a body part or bodily function. The benefit amount is based on a percentage of the Certificate’s face amount and varies with the type of loss, as specified in the rider. The percentage is 100% for loss of life and generally ranges from 25% to 100% for loss of a body part or bodily function. Additional benefit amounts identified in the rider may be payable if the loss occurs and the Insured has properly used identified safety features, such as air bags and seat belts.For example, if your Employer has included Accidental Death and Dismemberment Insurance in your Group Insurance Plan, and your Accidental Death and Dismemberment Insurance benefit amount is $100,000, if you lose sight in one eye as defined in the Certificate rider, we will pay you $50,000.Accelerated Benefits Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to you if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit. The amount of the death benefit payable under the rider will equal up to 80% of the Face Amount (up to $500,000) under the Certificate on the date we receive satisfactory evidence of terminal illness as described above, less any Indebtedness. In general, rider benefits may be received tax free subject to certain limitations and conditions. You should consult a qualified tax adviser about the consequences of adding this rider to a Certificate or requesting an accelerated death benefit payment under this rider. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $150 from the accelerated death benefit at the time it is paid.For example, if your Plan includes the Accelerated Benefits Rider and you are diagnosed with a terminal illness, you may elect to receive a portion of the death benefit proceeds (less any loans and loan interest) prior to the Insured’s death. At the Insured’s death, payment of the remaining life insurance proceeds will be made to the Beneficiary(ies).Paid-Up Certificate Benefit. You can choose to terminate the death benefit (and any riders in effect) and use all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit. (“Paid-up” means no further premiums are required). The single premium is the amount required to fund a paid-up benefit under the Certificate, that is, one that requires no further premium payments. If you choose to use only a part of the Cash Surrender Value to purchase the paid-up benefit, you will receive in cash any remaining Cash Surrender Value that you did not elect to have used as a paid-up benefit. The paid-up benefit must not be more than can be purchased using the Certificate’s Cash Surrender Value, more than the death benefit under the Certificate at the time you choose to use this provision, or less than $10,000. Once you have elected a paid-up benefit, you may no longer allocate Cash Value to the Separate Account and/or the Fixed Account. There is no fee for electing a paid-up benefit. Because the death benefit under a paid-up benefit Certificate is calculated as the amount that will remain in force without payment of any further cost of insurance charges, it is generally significantly less than the Certificate’s usual death benefit. In addition, if you choose not to use all of the Cash Surrender Value toward the purchase of the paid-up benefit, the death benefit will be further reduced.For example, if you have a Cash Surrender value of $10,000, you may terminate the death benefit and any riders in effect and purchase a paid-up benefit for $10,000 which will be payable upon the Insured's death.If we determine that the tax status of a Certificate as life insurance is adversely affected by the addition of any of these riders, we will cease offering such riders. We deduct any charges associated with these riders as part of the monthly deduction. Please contact us for further details about these riders.Will Preparation Service Rider. This rider provides you with a will preparation service (“Service”) while this rider and the Certificate are in force. This Service is made available to you, at no cost, through a MetLife affiliate (“Affiliate”). This Service provides for a will to be prepared by attorneys designated by the Affiliate for you and your Spouse. If you have a will prepared by an attorney not designated by the Affiliate, you must pay the attorney’s services directly. Upon proof of such payment, you will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount you paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, if you decide that you would like to have a codicil to your will prepared, this Service enables you to work one-on-one with an attorney, in-person, on the phone, or online to prepare the codicil to your will free of charge, subject to state variations.Estate Resolution Services Rider. If you or your Spouse die while this rider and the Certificate are in force, a probate benefit (the “Benefit”) will be made available to the estate of the deceased. The Benefit is available through an Affiliate. The Benefit provides for certain probate services to be made available, free of charge, by attorneys designated by the Affiliate. If probate services are provided by an attorney not designated by the Affiliate, the estate of the deceased must pay for those attorney’s services directly. Upon proof of such payment, the estate of the deceased will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount such estate paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate. For example, the executor of your estate may use the Benefit to receive unlimited consultations, either face-to-face with an attorney or by phone to assist in settling your estate.Digital Estate Planning. A Digital Estate Planning Platform is included with Group Variable Universal Life (GVUL) Insurance at no additional cost. MetLife has arranged for this platform to be provided by a MetLife affiliate (the "Affiliate"). This platform will be made available to Employees and their Spouses through legalplans.com/estateplanning and includes facilitation of the selection, completion and execution of common estate planning documents. Beneficiary and Bereavement Services. Beneficiary and Bereavement Services are included with Group Variable Universal Life (GVUL) Insurance for no additional premium. MetLife may arrange for some portion of these services to be provided to Owners and Beneficiaries by a third-party provider. Grief Counseling Services Rider: Employees who become insured under the Group Contract are eligible to receive non-insured grief counseling services at no additional premium. MetLife has arranged for these services to be provided to Employees through a third-party service provider. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider. Funeral Services Discount Disclosure. Employees who become insured under the Group Contract are eligible to receive discounts of up to 10% off the service provider’s standard price for certain funeral services including funeral, cremation and cemetery products and services provided by a third-party national network of funeral and funeral planning providers while such insurance remains in effect. Employees who become insured will also have access to funeral planning resources including funeral planning tools and concierge services provided by the same national network of providers. MetLife has arranged for these services and discounts to be provided to Employees and their Spouses and children and the parents, grandparents and great-grandparents of the Employees and their Spouses for no additional premium. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider.The discounts and planning services are not available in all jurisdictions and are subject to regulatory approval. Automatic Investment StrategiesDollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the Division that invests in the MFS® U.S. Government Money Market Portfolio to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Certificate’s Cash Value in the Division that invests the MFS® U.S. Government Money Market Portfolio must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100.Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels.For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the MFS® U.S. Government Money Market Portfolio Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Certificate Anniversary or after the close of business on the next business day following your Certificate Anniversary should your Certificate Anniversary fall on a non-business day (holiday or weekend).Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.For example, if you allocated 25% to each of four Divisions after the close of business on your Certificate Anniversary, or after the close of business on the next business day following your Certificate Anniversary should your Certificate Anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Certificate’s Cash Value in each Division.The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Certificate.You may elect either the Dollar Cost Averaging strategy OR the Annual Automatic Portfolio Rebalancing strategy. There is no fee for participating in either strategy. You cannot participate in both strategies at the same time; however, either strategy may be discontinued at any time.
Benefits Available [Table Text Block]
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Waiver of Monthly Deductions Rider	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly certificate expense charges, upon proof of disability.	Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

The Insured must have
become disabled before age
60.

Dependent Life Benefit Rider - Child	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected rider
benefit, you may also need to
be on active status. You
should ask your Employer if
this benefit is included and
whether you need to be on
active status in order to elect
it.

Coverage applied for after
Certificate issue may be
subject to underwriting.

Spouse Certificate	A Certificate may be purchased upon the life of the Spouse with its own death benefit. This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.	Optional
You may choose to add this
benefit if your Employer
makes the benefit available.
Depending upon your
Employer’s elected benefit,
you may also need to be on
active status. You should ask
your Employer if this benefit
is included and whether you
need to be on active status in
order to elect it.

Coverage applied for after
Certificate issue may be
subject to underwriting.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Accelerated Benefits Rider
Under this rider, you may
receive an accelerated
payment of a portion of your
death benefit if the Insured is
terminally ill and expected to
die within less than 12
months (subject to state
variations).
Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Payment under this rider may
affect eligibility for benefits
under state or federal law.

Accidental Death and Dismemberment Benefit
This rider provides for the
payment of an insurance
benefit if the Insured sustains
an accidental injury that is
the direct and sole cause of
the Insured’s death or the
Insured’s loss of a body part
or bodily function.
Standard
The rider is standard if
elected by the Employer at
the group level. There is no
individual election at the
Employee level, and the
Employee may not terminate
the benefit. You should ask
your Employer if this benefit
is included.

Paid-Up Certificate Benefit	Terminates the death benefit (and any riders in effect) and uses all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit.	Standard
The paid-up benefit must not
be more than can be
purchased using the
Certificate’s Cash Surrender
Value, more than the death
benefit under the Certificate
at the time you choose to use
this provision, or less than
$10,000.

Once you have elected a
paid-up benefit, you may no
longer allocate Cash Value to
the Separate Account or the
Fixed Account.

Will Preparation Service Rider	MetLife makes a will preparation service available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The will preparation service rider is made available through a MetLife affiliate.
NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL?	BRIEF DESCRIPTION OF RESTRICTIONS OR LIMITATIONS
Estate Resolution Services Rider	This benefit provides certain probate services in the event you or your Spouse dies (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The probate services are made available through a MetLife affiliate.
Digital Estate Planning Rider	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).	Standard	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Bereavement Services Rider	This benefit provides certain bereavement services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Grief Counseling Services Rider	This benefit provides certain grief counseling services to beneficiaries.	Standard	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Funeral Services Rider	This benefit provides certain funeral services to you, your Spouse and children.	Standard	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Dollar Cost Averaging Automatic Investment Strategy	Allows you to automatically transfer a predetermined amount of money from the Division that invests in the money market fund or an ultra short-term fund to a number of available Divisions.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Annual Automatic Portfolio Rebalancing	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.	Standard	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.

Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CERTIFICATEThe following is a list of the Portfolios currently available under the Certificate. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000269. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.
*The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.##Effective April 28, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio) of the Brighthouse Funds Trust I merged with and into the SSGA Emerging Markets Enhanced Index Portfolio of Brighthouse Funds Trust I. Values prior to April 28, 2025 reflect the performance of the SSGA Emerging Markets Enhanced Index Portfolio II.The fee and expense information regarding the Portfolios was provided by those Portfolios.
Prospectuses Available [Text Block]	The following is a list of the Portfolios currently available under the Certificate. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000269. You can also request this information at no cost by calling (800) 756-0124 or by sending an email request to GVUL-eservice@metlifecommercial.com.The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	7.19%	8.81%	10.43%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
US Fixed Income	MFS® Total Return Bond Series* - Initial Class Massachusetts Financial Services Company	0.53%	7.17%	0.15%	4.52%
Allocation	MFS® Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.62%	11.11%	6.42%	7.65%
US Fixed Income	MFS® U.S. Government Money Market Portfolio* - Initial Class Massachusetts Financial Services Company	0.45%	3.85%	2.87%	1.77%
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
International Equity	State Street Emerging Markets Enhanced Index Portfolio - Class A (formerly known as SSGA Emerging Markets Enhanced Index Portfolio## - Class A) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.55%	34.45%	6.31%	—

Temporary Fee Reductions, Current Expenses [Text Block]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Investment Risk
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
Principal Risk [Text Block]	Investment RiskIf you invest your Cash Value in one or more Divisions of the Separate Account, then you will be subject to the risk that the investment performance of the Divisions will be unfavorable and that the Cash Value will decrease. An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Certificate. Each investment option (including the Fixed Account option) has its own unique risks. You should review the investment options before making an investment decision. A comprehensive discussion of the risks of each of the Portfolios may be found in each Portfolio's prospectus. Please refer to the prospectuses for the Portfolios for more information. There is no assurance that any of the Portfolios will achieve its stated investment objective. In addition, we deduct Certificate fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Certificate could lapse without value, unless you pay additional premium. If you allocate premiums to the Fixed Account, then we credit your Cash Value in the Fixed Account with a declared rate of interest. You assume the risk that the interest rate on the Fixed Account may decrease, although it will never be lower than the guaranteed minimum annual rate in effect on the issue date of your Group Policy, which in no event will be lower than 1%.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Risk of An Increase In Current Fees and Expenses
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of an Increase in Current Fees and ExpensesCertain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Certificate in force.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Certificate Lapse
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Certificate LapseIf your Cash Surrender Value is not enough to pay the monthly deduction and other charges, your Certificate may enter a 62-day grace period. We will notify you that the Certificate will lapse (terminate without value) unless you make sufficient payment during the grace period. Your Certificate also may lapse if your Indebtedness exceeds your Cash Value on any Monthly Anniversary. If either of these situations occurs, your Certificate will be in default and you must pay a specified amount of new premium to prevent your Certificate from lapsing. Subject to certain conditions and our underwriting rules, you may reinstate a lapsed Certificate within three years after the date of lapse and before the Maturity Date. In certain situations your Certificate may also terminate if your Employer ends its participation in the Group Policy.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Limitations on Access to Cash Value
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on Access to Cash ValueWe limit partial withdrawals of Cash Value from the Certificates to amounts not less than $200 and we reserve the right to limit withdrawals you request from the Fixed Account, to not more than the 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four Certificate Years).
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Limitations on Transfers
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on TransfersWe do not currently charge for transfers, but we reserve the right to charge up to $25 per transfer to cover administrative costs incurred in processing any transfer in excess of 12 in a Certificate Year, except for transfers under the Automated Investment Strategies. We have adopted procedures to limit excessive transfer activity. In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Portfolio's prospectus for more details. The minimum amount you must transfer is $200 or, if less, the total amount in an investment option. We are not currently enforcing this restriction for transfers from the Fixed Account but reserve the right to do so in the future. We reserve the right to limit transfers from the Fixed Account in any Certificate Year to 25% of the largest amount in the Fixed Account over the last four Certificate Years (or since the Effective Date of the Certificate if the Certificate has been in effect for less than four Certificate Years).
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Tax Treatment
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax TreatmentTo qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Certificate must satisfy certain requirements which are set forth in the Internal Revenue Code (the “Code”). Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the Certificate should satisfy the applicable requirements. If it is subsequently determined that a Certificate does not satisfy the applicable requirements, we may take appropriate steps to bring the Certificate into compliance with such requirements and we reserve the right to restrict Certificate transactions in order to do so. The insurance proceeds payable upon death of the Insured will never be less than the minimum amount required for a Certificate to be treated as life insurance under Section 7702 of the Code, as in effect on the date the Certificate was issued. Depending on the total amount of premiums you pay, the Certificate may be treated as a “modified endowment contract” (“MEC”) under federal tax laws. If a Certificate is treated as a MEC, then surrenders, partial withdrawals, and loans under the Certificate will be taxable as ordinary income to the extent there are earnings in the Certificate. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1∕2.Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. You should consult a qualified tax adviser for assistance in all Certificate-related tax matters.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Surrender and Withdrawal Risks-Short Term Investment Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Surrender and Partial Withdrawals (Short-Term Investment Risk)We designed the Certificate to meet long-term financial goals. To best realize the benefits available through the Certificate, including the benefit of tax deferred build-up of Cash Value, you should purchase the Certificate only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Certificate if you intend to surrender all or part of the Certificate in the near future. The Certificate is not suitable as a short-term savings vehicle. A surrender, in whole or in part, may have tax consequences and may increase the risk that your Certificate will lapse. We assess a partial withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn. A partial withdrawal may reduce the Face Amount as well as the death benefit. In certain circumstances, the reduction of the death benefit resulting from a partial withdrawal also may affect the cost of insurance charge and the amount of insurance protection afforded under a Certificate. Partial withdrawals may have tax consequences and may increase the risk that your Certificate will lapse.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Loans
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	LoansA Certificate Loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the Certificate Loan from the Divisions of the Separate Account and/or the Fixed Account and hold that amount in the Loan Account. This loan collateral does not participate in the investment performance of the Divisions of the Separate Account. We reduce the amount we pay on the Insured’s death, surrender, or the maturity of the Certificate, by the amount of any Indebtedness. Your Certificate may lapse (terminate without value) if the Indebtedness exceeds the Cash Value on any Monthly Anniversary. A Certificate Loan may have tax consequences. If you surrender the Certificate or allow the Certificate to lapse or if the Certificate terminates while a Certificate Loan is outstanding, the amount of the outstanding Indebtedness, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Pandemics and Other Public Health Issues and Other Events
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Pandemics and Other Public Health Issues, and Other EventsPandemics and other public health issues or other events, and governmental, business, and consumer reactions to them, may affect economic conditions and may cause a large number of illnesses or deaths. Hurricanes, windstorms, earthquakes, hail, tornadoes, explosions, severe winter weather, fires, floods and mudslides, blackouts and man-made events such as riot, insurrection, terrorist attacks or acts of war may also cause catastrophic losses and increased claims. Any such catastrophes may also result in changes in consumer or business confidence, behavior and investment and business activity, changes to interest rates and other market risk factors, and governmental or other restrictions on economic activity for prolonged periods.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Cybersecurity
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	CybersecurityOur business is highly dependent upon the effective operation of our information systems, and those of our service providers, vendors, and other third parties. Cybersecurity breaches of such systems can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality and our disaster recovery systems may be insufficient to safeguard our ability to conduct business. Cybersecurity breaches can interfere with our processing of Certificate transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate the Cash Value in each Division; cause the release and possible loss or destruction of confidential Owner or business information; impede order processing or cause other operational issues; and result in regulatory enforcement actions or new laws or regulations which could increase our compliance costs. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, and we require our critical vendors to implement effective cybersecurity and data protection measures, there is no guarantee that we will be able to successfully manage this risk at all times.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Terrorism and Security Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Terrorism and Security RiskThe continued threat of terrorism, ongoing or potential military conflict and other actions, and heightened security measures may cause economic uncertainty and result in loss of life, property damage, additional disruptions to commerce and reduced economic activity. The value of MetLife's investment portfolio may be adversely affected by declines in the credit and equity markets and reduced economic activity caused by such threats. Companies in which we maintain investments may suffer losses as a result of financial, commercial or economic disruptions, and such disruptions might affect the ability of those companies to pay interest or principal on their securities or mortgage loans. Terrorist or military actions also could disrupt our operations centers and result in higher than anticipated claims under our insurance policies.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Technology Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Technology RiskOur business operations rely on functioning and secure information systems, including those of our vendors and other third parties. Technological changes present us with new or intensified challenges, and if we are unable to foresee or adapt to these changes, our business may be adversely affected. Technological changes may affect our business model and how we interact with our customers. The growth and availability of AI technologies, including generative AI, presents significant opportunities but also complex challenges; these include balancing and mitigating potential risks of harm posed by the development or deployment of AI technologies, as well as implementing and maintaining controls reasonably designed to ensure compliance with an increasingly complex AI regulatory landscape, with evolving requirements that may vary across jurisdictions. We may fail to adopt new technologies as effectively or efficiently as others, leading to competitive harm. If we are unable to update our business model to match evolving consumer preferences or the evolving technological landscape, we may be adversely affected. New technologies may impact the configuration of our information systems, and how they connect with those of our vendors, service providers and/or partners. Such technological developments may introduce or uncover information security vulnerabilities, which may result in breaches, increased costs associated with maintaining appropriate data privacy, data protection, and cybersecurity measures, enforcement actions against us by regulators or other outcomes that may adversely impact our operations or business. In addition, any such vulnerability that results in a security breach or failure of our information systems, or those of third parties on which we rely, may result in litigation, regulatory action, negative impacts to our business operations, and reputational harm.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the Certificate, including loss of principal.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	The Certificates are designed to provide insurance protection. They should not be used as a short-term investment or if you need ready access to cash, because you will be charged when you make premium payments and you will also pay a transaction fee on partial withdrawals. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Investments in the Certificate are subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Certificate, including any death benefit, that are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or visiting: https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risk [Text Block]	Insurance Company RisksCertificates are subject to the risks related to Metropolitan Life. Any obligations (including under any Fixed Account investment option), guarantees, and benefits of the Certificate are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (800) 756-0124 or by visiting www.metlife.com/about-us/corporate-profile/ratings.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	Your Certificate may lapse if you have paid an insufficient amount of premiums or if the investment experience of the Portfolios is poor and the Cash Surrender Value under your Certificate is insufficient to cover the monthly deduction. Lapse of a Certificate on which there is an outstanding loan may have adverse tax consequences. If the Certificate lapses, no death benefit will be paid. A Certificate may be reinstated if the conditions for reinstatement are met including the payment of required premiums.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Invesco Global Equity Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio* - Class A
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | MetLife Aggregate Bond Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | MetLife Mid Cap Stock Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | MetLife MSCI EAFE Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | MetLife Russell 2000 Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | MetLife Stock Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio* - Class A
Portfolio Company Objective [Text Block]	US Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | MFS Total Return Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio* - Class A
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | State Street Emerging Markets Enhanced Index Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	State Street Emerging Markets Enhanced Index Portfolio - Class A (formerly known as SSGA Emerging Markets Enhanced Index Portfolio## - Class A)
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	6.31%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | MFS Total Return Bond Series - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series* - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | MFS US Government Money Market Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® U.S. Government Money Market Portfolio* - Initial Class
Portfolio Company Objective [Text Block]	US Fixed Income
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	1.77%
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Waiver of Monthly Deductions Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deductions Rider(7), (8)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured(2)$0.00 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.31%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.10%
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	This rider provides for the waiver of monthly deductions while the Insured is totally disabled, including cost of insurance and monthly certificate expense charges, upon proof of disability.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.The Insured must have become disabled before age 60.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Dependent Life Benefit Rider - Child
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Dependent Life Benefit Rider – Child
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.41%
Name of Benefit [Text Block]	Dependent Life Benefit Rider - Child
Purpose of Benefit [Text Block]	This rider provides term insurance in an amount selected at issue upon proof of death for any insured child.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer’s elected rider benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.Coverage applied for after Certificate issue may be subject to underwriting.
Name of Benefit [Text Block]	Dependent Life Benefit Rider - Child
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Accelerated Benefits Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Accelerated Benefits Rider Administrative Charge
Other Transaction Fee, When Deducted [Text Block]	At the time an accelerated death benefit is paid
Other Transaction Fee, Maximum [Dollars]	$ 150
Name of Benefit [Text Block]	Accelerated Benefits Rider
Purpose of Benefit [Text Block]	Under this rider, you may receive an accelerated payment of a portion of your death benefit if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.Payment under this rider may affect eligibility for benefits under state or federal law.
Name of Benefit [Text Block]	Accelerated Benefits Rider
Operation of Benefit [Text Block]	Accelerated Benefits Rider. This rider provides for the accelerated payment of a portion of death benefit proceeds in a single sum to you if the Insured is terminally ill and expected to die within less than 12 months (subject to state variations). Any irrevocable Beneficiary and assignees of record must provide written authorization in order for the Owner to receive the accelerated benefit. The amount of the death benefit payable under the rider will equal up to 80% of the Face Amount (up to $500,000) under the Certificate on the date we receive satisfactory evidence of terminal illness as described above, less any Indebtedness. In general, rider benefits may be received tax free subject to certain limitations and conditions. You should consult a qualified tax adviser about the consequences of adding this rider to a Certificate or requesting an accelerated death benefit payment under this rider. We do not currently impose a charge for this rider. However, we reserve the right to deduct an administrative charge of $150 from the accelerated death benefit at the time it is paid.For example, if your Plan includes the Accelerated Benefits Rider and you are diagnosed with a terminal illness, you may elect to receive a portion of the death benefit proceeds (less any loans and loan interest) prior to the Insured’s death. At the Insured’s death, payment of the remaining life insurance proceeds will be made to the Beneficiary(ies).
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Accidental Death Benefit
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accidental Death and Dismemberment Benefit
Purpose of Benefit [Text Block]	This rider provides for the payment of an insurance benefit if the Insured sustains an accidental injury that is the direct and sole cause of the Insured’s death or the Insured’s loss of a body part or bodily function.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard if elected by the Employer at the group level. There is no individual election at the Employee level, and the Employee may not terminate the benefit. You should ask your Employer if this benefit is included.
Name of Benefit [Text Block]	Accidental Death and Dismemberment Benefit
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | PaidUp Certificate Benefit
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Paid-Up Certificate Benefit
Purpose of Benefit [Text Block]	Terminates the death benefit (and any riders in effect) and uses all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The paid-up benefit must not be more than can be purchased using the Certificate’s Cash Surrender Value, more than the death benefit under the Certificate at the time you choose to use this provision, or less than $10,000.Once you have elected a paid-up benefit, you may no longer allocate Cash Value to the Separate Account or the Fixed Account.
Name of Benefit [Text Block]	Paid-Up Certificate Benefit
Operation of Benefit [Text Block]	Paid-Up Certificate Benefit. You can choose to terminate the death benefit (and any riders in effect) and use all or part of the Cash Surrender Value as a single premium for a “paid-up” benefit. (“Paid-up” means no further premiums are required). The single premium is the amount required to fund a paid-up benefit under the Certificate, that is, one that requires no further premium payments. If you choose to use only a part of the Cash Surrender Value to purchase the paid-up benefit, you will receive in cash any remaining Cash Surrender Value that you did not elect to have used as a paid-up benefit. The paid-up benefit must not be more than can be purchased using the Certificate’s Cash Surrender Value, more than the death benefit under the Certificate at the time you choose to use this provision, or less than $10,000. Once you have elected a paid-up benefit, you may no longer allocate Cash Value to the Separate Account and/or the Fixed Account. There is no fee for electing a paid-up benefit. Because the death benefit under a paid-up benefit Certificate is calculated as the amount that will remain in force without payment of any further cost of insurance charges, it is generally significantly less than the Certificate’s usual death benefit. In addition, if you choose not to use all of the Cash Surrender Value toward the purchase of the paid-up benefit, the death benefit will be further reduced.For example, if you have a Cash Surrender value of $10,000, you may terminate the death benefit and any riders in effect and purchase a paid-up benefit for $10,000 which will be payable upon the Insured's death.If we determine that the tax status of a Certificate as life insurance is adversely affected by the addition of any of these riders, we will cease offering such riders. We deduct any charges associated with these riders as part of the monthly deduction. Please contact us for further details about these riders.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Will Preparation Service
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Will Preparation Service Rider
Purpose of Benefit [Text Block]	MetLife makes a will preparation service available to you (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The will preparation service rider is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Will Preparation Service Rider
Operation of Benefit [Text Block]	Will Preparation Service Rider. This rider provides you with a will preparation service (“Service”) while this rider and the Certificate are in force. This Service is made available to you, at no cost, through a MetLife affiliate (“Affiliate”). This Service provides for a will to be prepared by attorneys designated by the Affiliate for you and your Spouse. If you have a will prepared by an attorney not designated by the Affiliate, you must pay the attorney’s services directly. Upon proof of such payment, you will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount you paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate.For example, if you decide that you would like to have a codicil to your will prepared, this Service enables you to work one-on-one with an attorney, in-person, on the phone, or online to prepare the codicil to your will free of charge, subject to state variations.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Estate Resolution Services
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Estate Resolution Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain probate services in the event you or your Spouse dies (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The probate services are made available through a MetLife affiliate.
Name of Benefit [Text Block]	Estate Resolution Services Rider
Operation of Benefit [Text Block]	Estate Resolution Services Rider. If you or your Spouse die while this rider and the Certificate are in force, a probate benefit (the “Benefit”) will be made available to the estate of the deceased. The Benefit is available through an Affiliate. The Benefit provides for certain probate services to be made available, free of charge, by attorneys designated by the Affiliate. If probate services are provided by an attorney not designated by the Affiliate, the estate of the deceased must pay for those attorney’s services directly. Upon proof of such payment, the estate of the deceased will be reimbursed for the attorney’s services in an amount equal to the lesser of the amount such estate paid for the attorney’s services and the amount customarily reimbursed for such services by the Affiliate. For example, the executor of your estate may use the Benefit to receive unlimited consultations, either face-to-face with an attorney or by phone to assist in settling your estate.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Digital Estate Planning Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Digital Estate Planning Rider
Purpose of Benefit [Text Block]	MetLife makes a Digital Estate Planning Platform available to you (subject to state variations).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The Digital Estate Planning Platform is made available through a MetLife affiliate.
Name of Benefit [Text Block]	Digital Estate Planning Rider
Operation of Benefit [Text Block]	Digital Estate Planning. A Digital Estate Planning Platform is included with Group Variable Universal Life (GVUL) Insurance at no additional cost. MetLife has arranged for this platform to be provided by a MetLife affiliate (the "Affiliate"). This platform will be made available to Employees and their Spouses through legalplans.com/estateplanning and includes facilitation of the selection, completion and execution of common estate planning documents.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Bereavement Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Bereavement Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain bereavement services to beneficiaries.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The bereavement services are made available by a third-party provider.
Name of Benefit [Text Block]	Bereavement Services Rider
Operation of Benefit [Text Block]	Beneficiary and Bereavement Services. Beneficiary and Bereavement Services are included with Group Variable Universal Life (GVUL) Insurance for no additional premium. MetLife may arrange for some portion of these services to be provided to Owners and Beneficiaries by a third-party provider.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Grief Counseling Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Grief Counseling Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain grief counseling services to beneficiaries.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The grief counseling services are made available by a third-party provider.
Name of Benefit [Text Block]	Grief Counseling Services Rider
Operation of Benefit [Text Block]	Grief Counseling Services Rider: Employees who become insured under the Group Contract are eligible to receive non-insured grief counseling services at no additional premium. MetLife has arranged for these services to be provided to Employees through a third-party service provider. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Funeral Services Rider
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Funeral Services Rider
Purpose of Benefit [Text Block]	This benefit provides certain funeral services to you, your Spouse and children.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	The rider is standard unless your Employer decides not to make it available. The funeral services are made available by a third-party provider.
Name of Benefit [Text Block]	Funeral Services Rider
Operation of Benefit [Text Block]	Funeral Services Discount Disclosure. Employees who become insured under the Group Contract are eligible to receive discounts of up to 10% off the service provider’s standard price for certain funeral services including funeral, cremation and cemetery products and services provided by a third-party national network of funeral and funeral planning providers while such insurance remains in effect. Employees who become insured will also have access to funeral planning resources including funeral planning tools and concierge services provided by the same national network of providers. MetLife has arranged for these services and discounts to be provided to Employees and their Spouses and children and the parents, grandparents and great-grandparents of the Employees and their Spouses for no additional premium. MetLife is not responsible for providing or failing to provide these services nor is it liable for any negligence in the provision of such services by the third-party service provider.The discounts and planning services are not available in all jurisdictions and are subject to regulatory approval.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Dollar Cost Averaging Automatic Investment Strategy
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Automatic Investment Strategy
Purpose of Benefit [Text Block]	Allows you to automatically transfer a predetermined amount of money from the Division that invests in the money market fund or an ultra short-term fund to a number of available Divisions.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Dollar Cost Averaging Automatic Investment Strategy
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Annual Automatic Portfolio Rebalancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not elect both Dollar Cost Averaging and Automatic Rebalancing at the same time.
Name of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing
Operation of Benefit [Text Block]	Annual Automatic Portfolio Rebalancing. This investment strategy allows you to automatically reallocate your Cash Value among the elected Divisions to return the allocation to the percentages you specify. This rebalancing occurs annually after the close of business on your Certificate Anniversary or after the close of business on the next business day following your Certificate Anniversary should your Certificate Anniversary fall on a non-business day (holiday or weekend).Annual Automatic Portfolio Rebalancing does not assure a profit or protect against a loss in declining markets.For example, if you allocated 25% to each of four Divisions after the close of business on your Certificate Anniversary, or after the close of business on the next business day following your Certificate Anniversary should your Certificate Anniversary fall on a non-business day (holiday or weekend), we will transfer amounts among those four Divisions so that there is 25% of your Certificate’s Cash Value in each Division.The automated transfers under these investment strategies will not count towards frequent transfer constraints or transfer limitations. However, we reserve the right to include them if we decide to restrict transfers under the terms of the Certificate.You may elect either the Dollar Cost Averaging strategy OR the Annual Automatic Portfolio Rebalancing strategy. There is no fee for participating in either strategy. You cannot participate in both strategies at the same time; however, either strategy may be discontinued at any time.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Spouse Term Insurance Benefit
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse Certificate(7)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured(9)$0.76 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	43.79%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	For the Spouse Certificate, a representative Insured is an Employee’s Spouse that has an attained age of 43.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Accidental Death or Dismemberment Benefit
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Accidental Death and Dismemberment Insurance Rider(7)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	Charge for a Representative Insured(2)$0.76 per $1,000 of net amount at risk
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	43.79%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.30%
Operation of Benefit [Text Block]	Accidental Death and Dismemberment Insurance Rider. This rider provides for the payment of an insurance benefit if the Insured sustains an accidental injury that is the direct and sole cause of the Insured’s death or the Insured’s loss of a body part or bodily function. The benefit amount is based on a percentage of the Certificate’s face amount and varies with the type of loss, as specified in the rider. The percentage is 100% for loss of life and generally ranges from 25% to 100% for loss of a body part or bodily function. Additional benefit amounts identified in the rider may be payable if the loss occurs and the Insured has properly used identified safety features, such as air bags and seat belts.For example, if your Employer has included Accidental Death and Dismemberment Insurance in your Group Insurance Plan, and your Accidental Death and Dismemberment Insurance benefit amount is $100,000, if you lose sight in one eye as defined in the Certificate rider, we will pay you $50,000.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Option 1 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under Option A, the death benefit is: ●the current Face Amount of the Certificate or, if greater, ●the applicable percentage of Cash Value on the date of death. The applicable percentage is 250% for an Insured Attained Age 40 or below on the Certificate Anniversary before the date of the Insured’s death. For Insureds with an Attained Age over 40 on that Certificate Anniversary, the percentage is lower and gradually declines with age until it reaches 100% at age 95.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Option 2 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Under Option B, the death benefit is: ●the current Face Amount plus the Cash Value of the Certificate or, if greater, ●the applicable percentage of the Cash Value on the date of death. The applicable percentage is the same as under Option A.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Waiver of Monthly Deductions During Total Disability Rider
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Waiver of Monthly Deductions Rider. This rider provides for the waiver of monthly deductions while the Insured is totally disabled, as defined in the rider. The Insured must provide proof that they are unable to perform any other job for which the Insured is fit by education, training or experience. The Insured must have become disabled before age 60. The charge under this rider is assessed by increasing the applicable cost of insurance rates.This waiver applies to both the GVUL insurance coverage and any associated rider coverages but does not include any optional investment premium or separate Spouse Certificate.For example, if you are eligible for benefits under this rider, and have current premiums of $150 per month including a $50 optional investment premium, we will waive $100 per month so your life insurance coverage remains in force.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Dollar Cost Averaging. This investment strategy allows you to automatically transfer a predetermined amount of money from the Division that invests in the MFS® U.S. Government Money Market Portfolio to a number of available Divisions of the Separate Account. Based on the elected investment allocations for this investment strategy, Dollar Cost Averaging occurs after the close of business on each Monthly Anniversary or after close of business on the next business day following each Monthly Anniversary should your Monthly Anniversary fall on a non-business day (weekend or holiday) as long as all other requirements are met. The portion of the Certificate’s Cash Value in the Division that invests the MFS® U.S. Government Money Market Portfolio must be greater than or equal to $1,000. The minimum total monthly transfer amount must be greater than or equal to $100.Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. It involves continuous investment in securities regardless of price fluctuations. An investor should consider his/her ability to continue purchases in periods of low price levels.For example, if you elected the Dollar Cost Averaging and selected $12,000 of Cash Value to be transferred from the MFS® U.S. Government Money Market Portfolio Division to specified other Divisions that you choose, over a 12 month period we will transfer $1,000 each month for 12 months.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Spouse Certificate
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Spouse Certificate
Purpose of Benefit [Text Block]	A Certificate may be purchased upon the life of the Spouse with its own death benefit. This benefit provides insurance in an amount selected at issue upon proof of death of the Insured’s Spouse.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may choose to add this benefit if your Employer makes the benefit available. Depending upon your Employer’s elected benefit, you may also need to be on active status. You should ask your Employer if this benefit is included and whether you need to be on active status in order to elect it.Coverage applied for after Certificate issue may be subject to underwriting.
Name of Benefit [Text Block]	Spouse Certificate
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Dependent Life Benefit Children's Term Insurance Benefit
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Dependent Life Benefit Rider - Child coverage. This rider provides for term insurance on the Insured’s children as defined in the rider. The death benefit will be payable to the named Beneficiary upon the death of any insured child. Under certain conditions, the rider may be exchanged for an individual life insurance policy. The charge for this rider is assessed per $1,000 of insurance coverage provided.For example, if you elected to purchase this rider on your children, and you have $5,000 of coverage under this rider, and your child dies while the child rider is in force, we will pay $5,000 in death benefit to the Beneficiary upon the death of the child.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Dependent Life Benefit Spouse Term Insurance Benefit
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Spouse Certificate. This Certificate provides insurance coverage under a group universal or group variable universal life certificate.For example, if you elected to purchase a Spouse Certificate with a $50,000 death benefit and the Spouse dies, we will pay $50,000 to the Beneficiary.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Group A
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Administrative Expense, Maximum [Dollars]	$ 6.50
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Group B
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Maximum [Percent]	2.25%
Administrative Expense (of Face Amount), Maximum [Percent]	0.00%
Administrative Expense, Footnotes [Text Block]	For Certificates issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.
Group Variable Universal Life Insurance Policies And Certificates (Metflex GVUL D II) | Group C
Item 2. Key Information [Line Items]
Premium Taxes (of Premium Payments), Maximum [Percent]	0.00%
Premium Taxes, Footnotes [Text Block]	For Certificates issued under a Group C charge structure, the premium tax charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.
Administrative Expense (of Face Amount), Maximum [Percent]	0.00%
Administrative Expense, Footnotes [Text Block]	For Certificates issued under a Group B or Group C charge structure, the administrative charge is not assessed as an explicit charge; instead, it is included in the insurance rates resulting in a higher cost of insurance charge for these Certificates.